     As filed with the Securities and Exchange Commission on April 29, 1998


                                                       Registration No. 33-46217

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 9


     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                        (FORMERLY, FNAL VARIABLE ACCOUNT)
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
             (FORMERLY, FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY)
                               (Name of Depositor)

                             Corporate Center at Rye
                     555 Theodore Fremd Avenue, Suite C-209
                            Rye, New York 10580-9966
              (Address of Depositor's Principal Executive Offices)

                                 (914) 921-1020
               (Depositor's Telephone Number Including Area Code)


                                                           Copy to:
       A. Scott Logan, President                     J. Sumner Jones, Esq.
   The Manufacturers Life Insurance                 Jones & Blouch, L.L.P.
         Company of New York                   1025 Thomas Jefferson Street N.W.
        Corporate Center at Rye                         Suite 405 West
555 Theodore Fremd Avenue, Suite C-209            Washington, D.C. 20007-0805
       Rye, New York 10580-9966
(Name and Address of Agent for Service)


                             -----------------------

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b)

      X  on May 1, 1998 pursuant to paragraph (b)(1) of Rule 485
     ---

     ___ 60 days after filing pursuant to paragraph (a)
     ___ 75 days after filing pursuant to paragraph (a)

     ___ on [date] pursuant to paragraph (a)(1) of Rule 485

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                             Caption in Prospectus
--------                           ---------------------
1..................................Cover Page
2..................................Special Terms
3..................................Summary
4..................................Performance Data; Financial Statements
5..................................General Information about The Manufacturers
                                   Life Insurance Company of New York The
                                   Manufacturers Life Insurance Company of New
                                   York Separate Account A Manufacturers
                                   Investment Trust
6..................................Charges and Deductions; Withdrawal Charge;
                                   Administration Fees; Mortality and Expense
                                   Risk Charge; Taxes; Appendix A; Appendix B
7..................................Accumulation Provisions; Company Approval;
                                   Purchase Payments; Accumulation Units; Net
                                   Investment Factor; Transfers Among Investment
                                   Options; Special Transfer Services - Dollar
                                   Cost Averaging; Asset Rebalancing Program;
                                   Withdrawals; Special Withdrawal Services -
                                   Systematic Withdrawal Plan; Contract Owner
                                   Inquiries; Other Contract Provisions;
                                   Ownership; Beneficiary; Modification;
8..................................Annuity Provisions; General; Annuity Options;
                                   Determination of Amount of the First Variable
                                   Annuity Payment; Annuity Units and the Deter-
                                   mination of Subsequent Variable Annuity
                                   Payments; Transfers After Maturity Date
9..................................Accumulation Provisions; Death Benefit Before
                                   Maturity Date; Annuity Provisions; Death
                                   Benefit After Maturity Date
10.................................Accumulation Provisions; Purchase Payments;
                                   Accumulation Units; Value of Accumula-
                                   tion Units; Net Investment Factor;
                                   Distribution of Contracts
11 ............................... Withdrawals; Accumulation Provisions;
                                   Purchase Payments; Other Contract Provisions;
                                   Ten Day Right to Review
12.................................Federal Tax Matters; Introduction; The
                                   Company's Tax Status; Taxation of Annuities
                                   in General; Diversification Requirements;
                                   Qualified Retirement Plans
13.................................Legal Proceedings
14.................................Statement of Additional Information - Table
                                   of Contents

Part B                             Caption in Statement of
------                             Additional Information
                                   ----------------------

15.................................Cover Page
16.................................Table of Contents
17.................................General History and Information.
18.................................Services-Accountants; Services-Servicing
                                   Agent
19.................................Not Applicable
20.................................Principal Underwriter
21.................................Performance Data
22.................................Not Applicable
23.................................Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                   Annuity Service Office and Mailing Address
                             Corporate Center at Rye
                     555 Theodore Fremd Avenue, Suite C-209
                            Rye, New York 10580-9966

--------------------------------------------------------------------------------
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes a flexible purchase payment individual deferred combination fixed and variable annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York, formerly First North American Life Assurance Company (the "Company"), a stock life insurance company organized under the laws of the state of New York. The contract is designed for use in connection with retirement plans which may or may not qualify for special Federal income tax treatment.

         The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers thirty-eight investment options: thirty-five variable and three fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account A, formerly the FNAL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of thirty-five sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of the Manufacturers Investment Trust, formerly NASL Series Trust (the "Trust"), a mutual fund having an investment portfolio for each sub-account of the Variable Account (see the accompanying Prospectus of the Trust). Fixed contract values may be accumulated under one, three and six year fixed account investment options. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.


         Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (914) 921-1020. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The table of contents for the Statement of Additional Information is included on page 42 of this Prospectus.


         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998.

V9.PRO 598

                                TABLE OF CONTENTS

SPECIAL TERMS.........................................3

SUMMARY...............................................5

TABLE OF ACCUMULATION UNIT VALUES ...................10

GENERAL INFORMATION ABOUT THE MANUFACTURERS
LIFE INSURANCE COMPANY OF NEW YORK, THE
MANUFACTURERS LIFE INSURANCE COMPANY OF NEW
YORK SEPARATE ACCOUNT A AND MANUFACTURERS
INVESTMENT TRUST.... ................................13

   The Manufacturers Life Insurance Company
   of New York.......................................13
   The Manufacturers Life Insurance Company of New
   York Separate Account A...........................13
   Manufacturers Investment Trust....................13

DESCRIPTION OF THE CONTRACT..........................18

   ACCUMULATION PROVISIONS ..........................18
        Purchase Payments ...........................18
        Accumulation Units ..........................19
        Value of Accumulation Units..................19
        Net Investment Factor .......................19
        Transfers Among Investment Options...........20
        Maximum Number of Investment Options.........20
        Special Transfer Services -
           Dollar Cost Averaging.....................20
        Asset Rebalancing Program....................20
        Withdrawals..................................21
        Special Withdrawal Services -
           Systematic Withdrawal Plan................22
        Loans........................................22
        Death Benefit Before Maturity Date...........23
   ANNUITY PROVISIONS ...............................24
        General .....................................24
        Annuity Options .............................24
        Determination of Amount of the First
        Variable Annuity Payment.....................25
        Annuity Units and the Determination of
        Subsequent Variable Annuity Payments.........26
        Transfers After Maturity Date................26
        Death Benefit on or After Maturity Date......26
   OTHER CONTRACT PROVISIONS ........................26
        Ten Day Right to Review .....................26
        Ownership ...................................27
        Beneficiary .................................27
        Modification ................................27
        Company Approval ............................27
        Misstatement and Proof of Age,
        Sex or Survival..............................27
   FIXED ACCOUNT INVESTMENT OPTIONS..................27

CHARGES AND DEDUCTIONS ..............................30

   Withdrawal Charges................................30
   Administration Fees...............................31
   Mortality and Expense Risk Charge.................31
   Taxes ............................................32

FEDERAL TAX MATTERS .................................32

   INTRODUCTION .....................................32
   THE COMPANY'S TAX STATUS .........................32
   TAXATION OF ANNUITIES IN GENERAL..................32
        Tax Deferral During Accumulation Period......32
        Taxation of Partial and Full Withdrawals.....34
        Taxation of Annuity Payments.................34
        Taxation of Death Benefit Proceeds...........34
        Penalty Tax on Premature Distributions.......35
        Aggregation of Contracts.....................35
QUALIFIED RETIREMENT PLANS...........................35
        Qualified Plan Types.........................36
        Direct Rollovers.............................37
   FEDERAL INCOME TAX WITHHOLDING....................38

GENERAL MATTERS......................................38

   Performance Data..................................38
   Financial Statements..............................38
   Asset Allocation and Timing Services..............38
   Distribution of Contracts ........................39
   Contract Owner Inquiries..........................39
   Confirmation Statements...........................39
   Legal Proceedings ................................39
   Other Information ................................39

   Year 2000 Issues..................................39


STATEMENT OF ADDITIONAL INFORMATION -

  Table of Contents..................................39

APPENDIX A

   Examples of Calculation of Withdrawal Charge......40

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "Annuitant," the second person named shall be referred to as "Co-Annuitant." The "Annuitant" is as specified in the application, unless changed. All provisions based on the date of the death of the "Annuitant" will be based on the date of death of the last to survive of the "Annuitant" or "Co-Annuitant." In the event of the death of the "Annuitant" or "Co-Annuitant" who is also a contract owner, a death benefit is payable under the Death of Owner provision. The "Annuitant" and "Co-Annuitant" will be referred to collectively as "Annuitant."

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

         Annuity Service Office - The service office of the Company is Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580-9966.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of the annuitant. The beneficiary is as specified in the application, unless changed (see also "Successor Owner").

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - The anniversary of the contract date.

         Contract Date - The date of issue of the contract.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the Annuitant or the Owner. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a) A certified copy of a death certificate;
         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         (c) Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by the Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. There are thirty-five variable and three fixed investment options under the contract.

         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three or six year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday.

         Net Purchase Payment - The purchase payment less the amount of premium tax, if any.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         Successor Owner - The person, persons or entity to become the owner if the owner dies prior to the Maturity Date. The successor owner is as specified in the application, unless changed. If no Successor Owner is designated or the Successor Owner dies before the Owner, the Owner's estate is the Successor Owner (see also "Beneficiary").

         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     SUMMARY


         The Contract. The contract offered by this Prospectus is flexible purchase payment individual deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         Retirement Plans. The contract may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, including Roth IRAs, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), and tax-sheltered annuities for tax-exempt organizations (see "QUALIFIED RETIREMENT PLANS").

         Purchase Payments. A contract may be issued upon the making of an initial purchase payment of as little as $30. A minimum of $300 must be paid during the first contract year. Purchase payments may be made at any time, except that if a purchase payment would cause the contract value to exceed $1,000,000, or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company (see "PURCHASE PAYMENTS").

         Investment Options. Purchase payments may be allocated among the thirty-eight investment options currently available under the contract: thirty-five variable account investment options and three fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The thirty-five variable account investment options are the thirty-five sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the
Trust: Pacific Rim Emerging Markets Trust, Science and Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Small Company Value Trust, Equity Trust, Growth Trust, Quantitative Equity Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, High Yield Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and the Lifestyle Conservative 280 Trust (see the accompanying Prospectus of the Trust). The portion of the contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected (see "THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A"). Purchase payments may also be allocated to the three fixed account investment options: one, three and six year guaranteed investment accounts. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees (see "FIXED ACCOUNT INVESTMENT OPTIONS"). Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.

         Transfers. Prior to the maturity date, amounts may be transferred among the variable account investment options and from the variable account investment options to the fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer (see "FIXED ACCOUNT INVESTMENT OPTIONS"). After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the investment account of the contract from which the transfer is made is less than $100, then we will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers (see "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE").

Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING").

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the withdrawal request will be treated as a request to withdraw the entire contract value. A withdrawal charge and an administration fee may be imposed (see "WITHDRAWALS"). A withdrawal may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service (see "SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN").

         Loans. The Company offers a loan privilege to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed (see "LOANS").

         Confirmation Statements. Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.

         Death Benefit Before Maturity Date. Generally, if the annuitant dies before the maturity date, the Company will pay to the beneficiary the minimum death benefit less any debt. During the first contract year, the minimum death benefit is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals. In certain other cases, an amount equal to the owner's interest will be distributed when the owner dies before the maturity date (see "DEATH BENEFIT BEFORE MATURITY DATE"). If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary (see "DEATH BENEFIT ON OR AFTER MATURITY DATE").

         Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The contract owner selects the maturity date, frequency of payment and annuity option (see "ANNUITY PROVISIONS").

         Ten Day Review. Within 10 days of receipt of a contract, the contract owner may cancel the contract by returning it to the Company (see "TEN DAY RIGHT TO REVIEW").

         Charges and Deductions. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the Variable Account and the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus to which reference should be made.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (as percentage of purchase payments)

     NUMBER OF COMPLETE YEARS                  WITHDRAWAL
       PURCHASE PAYMENT IN                       CHARGE
             CONTRACT                          PERCENTAGE
             --------                          ----------
                0                                  6%
                1                                  6%
                2                                  5%
                3                                  4%
                4                                  3%
                5                                  2%
                6+                                 0%


ANNUAL CONTRACT FEE..............................$30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and expense risk fees.................1.25%
Administration fee  - asset based...............0.15%
Total Separate Account Annual Expenses..........1.40%

TRUST ANNUAL EXPENSES (as a percentage of Trust average net assets)


                                                              OTHER EXPENSES
TRUST PORTFOLIO                           MANAGEMENT          (AFTER EXPENSE         TOTAL TRUST
   EXPENSE                                   FEES            REIMBURSEMENT)***     ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets........        0.850%                0.570%                1.420%
Science and Technology..............        1.100%                0.160%                1.260%
International Small Cap.............        1.100%                0.210%                1.310%
Emerging Growth.....................        1.050%                0.060%                1.110%
Pilgrim Baxter Growth...............        1.050%                0.130%                1.180%
Small/Mid Cap.......................        1.000%                0.050%                1.050%
International Stock.................        1.050%                0.330%                1.380%
Worldwide Growth....................        1.000%                0.320%                1.320%
Global Equity.......................        0.900%                0.110%                1.010%
Small Company Value.................        1.050%                0.100%*               1.150%
Equity..............................        0.750%                0.050%                0.800%
Growth .............................        0.850%                0.100%                0.950%
Quantitative Equity.................        0.700%                0.070%                0.770%***
Blue Chip Growth....................        0.925%                0.050%                0.975%
Real Estate Securities..............        0.700%                0.070%                0.770%***
Value...............................        0.800%                0.160%                0.960%
International Growth and Income.....        0.950%                0.170%                1.120%
Growth and Income...................        0.750%                0.040%                0.790%
Equity Income.......................        0.800%                0.050%                0.850%
Balanced ...........................        0.800%                0.080%                0.880%
Aggressive Asset Allocation.........        0.750%                0.150%                0.900%
High Yield..........................        0.775%                0.110%                0.885%
Moderate Asset Allocation...........        0.750%                0.100%                0.850%
Conservative Asset Allocation.......        0.750%                0.140%                0.890%
Strategic Bond......................        0.775%                0.100%                0.875%
Global Government Bond..............        0.800%                0.130%                0.930%
Capital Growth Bond.................        0.650%                0.080%                0.730%***
Investment Quality Bond.............        0.650%                0.090%                0.740%

                                                              OTHER EXPENSES
                                          MANAGEMENT          (AFTER EXPENSE         TOTAL TRUST
TRUST PORTFOLIO                              FEES            REIMBURSEMENT)***     ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------

U.S. Government Securities .........        0.650%                0.070%                0.720%
Money Market .......................        0.500%                0.040%                0.540%
Lifestyle Aggressive 1000# .........            0%                1.116%**              1.116%
Lifestyle Growth 820# ..............            0%                1.048%**              1.048%
Lifestyle  Balanced 640# ...........            0%                0.944%**              0.944%
Lifestyle Moderate 460# ............            0%                0.850%**              0.850%
Lifestyle Conservative 260# ........            0%                0.708%**              0.708%


*Based on estimates of payments to be made during the current fiscal year.


**Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1997) as noted in the chart below.


                                                   Management                     Other                Total Trust Annual
                                                      Fees                      Expenses                    Expenses
                                                      ----                      --------                    --------
Lifestyle Aggressive 1000 Trust                        0%                        1.156%                      1.156%
Lifestyle Growth 820 Trust                             0%                        1.088%                      1.088%
Lifestyle Balanced 640 Trust                           0%                        0.984%                      0.984%
Lifestyle Moderate 460 Trust                           0%                        0.890%                      0.890%
Lifestyle Conservative 280 Trust                       0%                        0.748%                      0.748%



#Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be the net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, the Adviser is currently paying these expenses as described in footnote ** above.

*** During the one year period ended December 31, 1997, Manufacturers Securities Services, LLC voluntarily waived fees payable to it and/or reimbursed expenses to the extent necessary to Prevent "Total Trust Annual Expenses" for the Quantitative Equity, Real Estate and Capital Growth Bond Trusts from exceeding
 .50% of the Trust's average net assets. This voluntary fee waiver was terminated effective January 1, 1998. Expenses shown in the table for these three Trusts do not reflect the fee waiver.


Example

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                                     1 YEAR            3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets .................        $84               $138               $182               $321
Science & Technology .........................         83                133                174                305
International Small Cap ......................         83                134                177                310
Emerging Growth ..............................         81                129                167                291
Pilgrim Baxter Growth ........................         82                131                170                298
Small/Mid Cap ................................         81                127                164                285
International Stock ..........................         84                136                180                317


Worldwide Growth .............................         83                135                177                311
Global Equity ................................         81                126                162                281
Small Company Value* .........................         82                130
Equity .......................................         79                120                151                260
Growth .......................................         80                124                159                275
Quantitative Equity ..........................         78                119                150                257
Blue Chip Growth .............................         80                125                160                277
Real Estate Securities .......................         78                119                150                257
Value ........................................         80                125                159                276



TRUST PORTFOLIO                                     1 YEAR            3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------------

International Growth and Income ..............         82                129                167                292
Growth and Income ............................         78                120                151                259
Equity Income ................................         79                121                154                265
Balanced .....................................         79                122                155                268
Aggressive Asset Allocation ..................         80                123                156                270
High Yield ...................................         79                122                155                268
Moderate Asset Allocation ....................         79                121                154                265
Conservative Asset Allocation ................         79                123                156                269
Strategic Bond ...............................         79                122                155                267
Global Government Bond .......................         80                124                158                273
Capital Growth Bond ..........................         78                118                148                253
Investment Quality Bond ......................         78                119                148                254
U.S. Government  Securities ..................         78                118                147                252
Money Market .................................         76                112                138                233
Lifestyle Aggressive 1000 ....................         82                129                167                291
Lifestyle Growth 820 .........................         81                127                164                285
Lifestyle  Balanced 640 ......................         80                124                158                274
Lifestyle Moderate 460 .......................         79                121                154                265
Lifestyle Conservative 280 ...................         78                117                146                250

* The Example of Expenses for the Small Company Value Trust contains figures for only 1 and 3 years, since it is a newly created portfolio.


A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                                     1 YEAR            3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets .................        $29                $89               $152               $321
Science & Technology .........................         28                 85                144                305
International Small Cap ......................         28                 86                147                310
Emerging Growth ..............................         26                 80                137                291
Pilgrim Baxter Growth ........................         27                 82                140                298
Small/Mid Cap ................................         25                 78                134                285
International Stock ..........................         29                 88                150                317
Worldwide Growth .............................         28                 86                147                311
Global Equity ................................         25                 77                132                281
Small Company Value* .........................         26                 81
Equity .......................................         23                 71                121                260
Growth .......................................         24                 75                129                275
Quantitative Equity ..........................         23                 70                120                257
Blue Chip Growth .............................         25                 76                130                277
Real Estate Securities .......................         23                 70                120                257

Value ........................................         25                 76                129                276
International Growth and Income ..............         26                 80                137                292
Growth and Income ............................         23                 70                121                259
Equity Income ................................         23                 72                124                265
Balanced .....................................         24                 73                125                268
Aggressive Asset Allocation ..................         24                 74                126                270
High Yield ...................................         24                 73                125                268


TRUST PORTFOLIO                                     1 YEAR            3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------------

Moderate Asset Allocation ....................         23                 72                124                265
Conservative Asset Allocation ................         24                 73                126                269
Strategic Bond ...............................         24                 73                125                267
Global Government Bond .......................         24                 75                128                273
Capital Growth ...............................         22                 69                118                253
Investment Quality Bond ......................         22                 69                118                254
U.S. Government Securities ...................         22                 68                117                252
Money Market .................................         20                 63                108                233
Lifestyle Aggressive 1000 ....................         26                 80                137                291
Lifestyle Growth 820 .........................         25                 78                134                285
Lifestyle  Balanced 640 ......................         24                 75                128                274
Lifestyle Moderate 460 .......................         23                 72                124                265
Lifestyle Conservative 280 ...................         22                 68                116                250


* The Example of Expenses for the Small Company Value Trust contains figures for only 1 and 3 years, since it is a newly created portfolio.

         For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the SEC. The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.

         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a .086% annual asset charge based on the $35,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

         The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the Prospectus and Statement of Additional Information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.

                        TABLE OF ACCUMULATION UNIT VALUES


                                                           UNIT VALUE AT      UNIT VALUE AT          NUMBER OF UNITS AT
SUB-ACCOUNT                                                START OF YEAR*     END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets
     1997 .........................................        $12.500000         $ 8.180904                51,443.657
Science & Technology
     1997 .........................................        $12.500000         $13.647195               413,150.058
International Small Cap
     1996 .........................................        $12.500000         $13.493094               365,317.719
     1997 .........................................         13.493094          13.410016               510,488.164
Emerging Growth
     1997 .........................................        $12.500000         $14.574077               207,223.803
Pilgrim Baxter Growth
     1997 .........................................        $12.500000         $12.327066               188,114.289
Small/Mid Cap
     1996 .........................................        $12.500000         $13.215952               746,253.254
     1997 .........................................         13.215952          15.020670             1,211,554.866
International Stock
     1997 .........................................        $12.500000         $12.652231               131,727.457
Worldwide Growth
     1997 .........................................        $12.500000         $13.965674               113,742.093
Global Equity
     1992 .........................................        $12.003976         $11.790318                21,242.936
     1993 .........................................         11.790318          15.450341               701,425.817
     1994 .........................................         15.450341          15.500933             1,612,831.628
     1995 .........................................         15.500933          16.459655             1,679,042.917
     1996 .........................................         16.495655          18.276450             1,955,863.791
     1997 .........................................         18.276450          21.770913             2,090,810.929
Equity
     1992 .........................................        $12.386657         $13.143309                17,805.389
     1993 .........................................         13.143309          15.075040               532,797.733
     1994 .........................................         15.075040          14.786831             1,212,483.594
     1995 .........................................         14.786831          20.821819             1,680,197.930
     1996 .........................................         20.821819          24.664354             2,439,815.649
     1997 .........................................         24.664354          29.002593             2,655,387.874
Growth
     1996 .........................................        $12.500000         $13.727312               140,312.944
     1997 .........................................         13.727312          16.968111               426,278.047
Quantitative Equity
     1997 .........................................        $12.500000         $16.107191               110,561.698
Blue Chip Growth
     1992 .........................................        $10.000000         $ 9.923524               105,743.980
     1993 .........................................          9.923524           9.413546               605,012.548
     1994 .........................................          9.413546           8.837480             1,049,124.977
     1995 .........................................          8.837480          11.026969             1,318,608.463
     1996 .........................................         11.026969          13.688523             1,623,697.582
     1997 .........................................         13.688523          17.134232             2,353,640.317
Real Estate Securities
     1997 .........................................        $12.500000         $14.949140               152,109.301
Value
     1997 .........................................        $12.500000         $15.057118               262,613.990

                                                           UNIT VALUE AT      UNIT VALUE AT          NUMBER OF UNITS AT
SUB-ACCOUNT                                                START OF YEAR*     END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------

International Growth and Income
     1995 ............................................     $10.000000         $10.554228               419,354.257
     1996 ............................................      10.554228          11.718276             1,080,586.010
     1997 ............................................      11.718276          11.545714             1,405,066.785
Growth and Income
     1992 ............................................     $10.942947         $11.927411                33,716.020
     1993 ............................................      11.927411          12.893007               753,734.211
     1994 ............................................      12.893007          13.076664             1,298,075.564
     1995 ............................................      13.076664          16.660889             1,702,726.488
     1996 ............................................      16.660889          20.178770             2,601,497.610
     1997 ............................................      20.178770          26.431239             3,402,510.675
Equity-Income
     1993 ............................................     $10.000000         $11.175534             1,087,538.574
     1994 ............................................      11.175534          11.107620             2,147,059.046
     1995 ............................................      11.107620          13.548849             2,700,623.434
     1996 ............................................      13.548849          16.011513             3,362,755.333
     1997 ............................................      16.011513          20.479412             3,793,616.601
Balanced
     1997 ............................................     $12.500000         $14.609853                58,346.232
Aggressive Asset Allocation
     1992 .............................................     $10.880194         $11.623893                 6,314.930
     1993 ............................................      11.623893          12.642493               220,581.039
     1994 ............................................      12.642493          12.381395               395,570.370
     1995 ............................................      12.381395          14.990551               463,740.240
     1996 ............................................      14.990551          16.701647               600,271.664
     1997 ............................................      16.701647          19.614359               608,297.523
High Yield
     1997 ............................................     $12.500000         $13.890491               281,593.104
Moderate Asset Allocation
     1992 ............................................     $11.012835         $11.772128                31,652.055
     1993 ............................................      11.772128          12.775798               526,706.519
     1994 ............................................      12.775798          12.396295               994,126.229
     1995 ............................................      12.396295          14.752561             1,070,866.388
     1996 ............................................      14.752561          15.995076             1,346,688.023
     1997 ............................................      15.995076          18.276161             1,321,777.037
Conservative Asset Allocation
     1992 ............................................     $11.102574         $11.821212                 3,884.882
     1993 ............................................      11.821212          12.705196               176,613.459
     1994 ............................................      12.705196          12.298940               267,695.021
     1995 ............................................      12.298940          14.320582               306,895.403
     1996 ............................................      14.320582          15.113142               424,786.597
     1997 ............................................      15.113142          16.607511               406,841.439
Strategic Bond
     1993 ............................................     $10.000000         $10.750617               414,573.339
     1994 ............................................      10.750617           9.965972               737,151.981
     1995 ............................................       9.965972          11.716972               878,455.666
     1996 ............................................      11.716972          13.250563             1,663,287.368
     1997 ............................................      13.250563          14.500997             2,261,586.076

                                                                        UNIT VALUE AT      UNIT VALUE AT     NUMBER OF UNITS AT
SUB-ACCOUNT                                                             START OF YEAR*     END OF YEAR       END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Global Government Bond
     1992 ..........................................................    $13.322602         $13.415849            7,122.534
     1993 ..........................................................     13.415849          15.741586          299,274.049
     1994 ..........................................................     15.741586          14.630721          463,867.775
     1995 ..........................................................     14.630721          17.772344          417,838.308
     1996 ..........................................................     17.772344          19.803954          462,253.788
     1997 ..........................................................     19.803954          20.104158          430,961.451
Capital Growth Bond
     1997 ..........................................................    $12.500000         $13.475788           30,798.845
Investment Quality Bond (formerly called Bond Sub-account)
     1992 ..........................................................    $13.147350         $13.936240            1,442.768
     1993 ..........................................................     13.936240          15.118716          209,360.256
     1994 ..........................................................     15.118716          14.216516          309,793.553
     1995 ..........................................................     14.216516          16.751499          305,028.908
     1996 ..........................................................     16.751499          16.943257          386,465.721
     1997 ..........................................................     16.943257          18.336912          440,005.300
U.S. Gov. Securities (formerly called U.S. Gov. Bond Sub-account)
     1992 ..........................................................    $13.015785         $13.651495           13,906.158
     1993 ..........................................................     13.651495          14.490734          546,010.063
     1994 ..........................................................     14.490734          14.111357          652,508.827
     1995 ..........................................................     14.111357          16.083213          696,869.324
     1996 ..........................................................     16.083213          16.393307          807,763.458
     1997 ..........................................................     16.393307          17.535478          824,732.766
Money Market
     1992 ..........................................................    $12.892485         $13.137257               11.495
     1993 ..........................................................     13.137257          13.303085          141,771.056
     1994 ..........................................................     13.303085          13.623292          464,720.715
     1995 ..........................................................     13.623292          14.190910          639,836.317
     1996 ..........................................................     14.190910          14.699636        1,256,691.417
     1997 ..........................................................     14.699636          15.241915        1,750,416.963
Lifestyle Aggressive 1000
     1997 ..........................................................    $12.500000         $13.669625          358,660.180
Lifestyle Growth 820
     1997 ..........................................................    $12.500000         $14.033299        1,637,679.093
Lifestyle Balanced 640
     1997 ..........................................................    $12.500000         $14.066417        1,463,270.527
Lifestyle Moderate 460
     1997 ..........................................................    $12.500000         $14.016704          464,645.815
Lifestyle Conservative 260
     1997 ..........................................................    $12.500000         $13.825120          131,137.160



* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of International Growth and Income where units were first credited on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 1, 1997.

                            GENERAL INFORMATION ABOUT
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK,
     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       AND MANUFACTURERS INVESTMENT TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         The Manufacturers Life Insurance Company of New York, (the "Company") is a stock life insurance company organized in 1992 under the laws of the state of New York. The Company's principal office is located at Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580-9966.

         The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company ("Manulife North America"). Manulife North America is a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 116 Huntington Avenue, Boston, Massachusetts 02116. Manulife North America's principal business is offering a variable annuity contract, similar to that offered by the Company in New York, in 49 other states, the District of Columbia and Puerto Rico.

         The ultimate parent of Manulife North America is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Manulife North America was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996, NAL and Manulife merged with the combined company retaining the name Manulife.

         On January 19, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and policyholders as well as regulatory approval.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

         The Company established The Manufacturers Life Insurance Company of New York Separate Account A (the "Variable Account") on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

         There are currently thirty-five sub-accounts within the Variable Account. The Company reserves the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company.

MANUFACTURERS INVESTMENT TRUST

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding portfolio of the Manufacturers Investment Trust (the "Trust"). A description of each portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, the Emerging Growth Trust and the five Lifestyle Trusts, which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.

The Trust currently has fifteen Subadvisers who manage all of the portfolios:

         SUBADVISER                                       SUBADVISER TO
         ----------                                       -------------

         Fidelity Management Trust Company                Equity Trust
                                                          Conservative Asset Allocation Trust
                                                          Moderate Asset Allocation Trust
                                                          Aggressive Asset Allocation Trust


         Founders Asset Management LLC                    Growth Trust
                                                          Worldwide Growth Trust
                                                          Balanced Trust
                                                          International Small Cap Trust


         Fred Alger Management, Inc.                      Small/Mid Cap Trust

         J.P. Morgan Investment Management Inc.           International Growth and Income Trust

         Manufacturers Adviser Corporation                Pacific Rim Emerging Markets Trust
                                                          Quantitative Equity Trust
                                                          Real Estate Securities Trust
                                                          Capital Growth Bond Trust
                                                          Money Market Trust
                                                          Lifestyle Trusts

         Miller Anderson & Sherrerd, LLP                  Value Trust
                                                          High Yield Trust

         Morgan Stanley Asset Management Inc.             Global Equity Trust

         Oechsle International Advisors, L.P.             Global Government Bond Trust

         Pilgrim Baxter & Associates, Ltd.                Pilgrim Baxter Growth Trust

         Rosenberg Institutional Equity Management        Small Company Value Trust

         Rowe Price-Fleming International, Inc.           International Stock Trust

         Salomon Brothers Asset Management Inc            U.S. Government Securities Trust
                                                          Strategic Bond Trust

         T. Rowe Price Associates, Inc.                   Science & Technology Trust
                                                          Blue Chip Growth Trust
                                                          Equity-Income Trust

         Warburg Pincus Asset Management, Inc.            Emerging Growth Trust

         Wellington Management Company, LLP               Growth and Income Trust
                                                          Investment Quality Bond Trust

The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The EMERGING GROWTH TRUST seeks maximum capital appreciation by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

         The PILGRIM BAXTER GROWTH TRUST seeks capital appreciation by investing in companies believed by the subadviser to have an outlook for strong earnings growth and the potential for significant capital appreciation.

         The SMALL/MID CAP TRUST seeks long term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The WORLDWIDE GROWTH TRUST seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The EQUITY TRUST seeks growth of capital, by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The GROWTH TRUST seeks long term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of well-established, high-quality growth companies that the subadviser believes have the potential to increase earnings faster than the rest of the market.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital. Current income is a secondary objective and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The Portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's Investor Services, Inc. or Standard &Poor's Corporation or, if unrated, of equivalent credit quality as determined by the subadviser.

         The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.

                - The AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any three year period.

                - The MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any three year period.

                - The CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any three year period.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital, by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

         The CAPITAL GROWTH BOND TRUST seeks to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity, by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         In pursuing the Strategic Bond, High Yield and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the Trust Prospectus before investing in any of these Trusts.

         In pursuing the Pacific Rim Emerging Markets, International Stock, Worldwide Growth, International Small Cap, Global Equity, Strategic Bond, International Growth and Income, High Yield and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See "Foreign Securities" contained in the Trust Prospectus before investing in any of these Trusts.

         If the shares of a Trust portfolio are no longer available for investment or in the Company's judgment investment in a Trust portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the SEC to the extent required by the 1940 Act.

         The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.

         Prior to the maturity date, the person having the voting interest under a contract is the contract owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws or regulations or interpretations of these laws or regulations.

         A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios is contained in the Prospectus for the Trust and should be read by a prospective purchaser before investing.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

         Purchase payments are paid to the Company at its Annuity Service Office. The minimum purchase payment is $30; however, at least $300 must be paid during the first contract year. Purchase payments may be made at any time. The Company may provide by separate agreement for purchase payments to be automatically withdrawn from a contract owner's bank account on a periodic basis. If a purchase payment would cause the contract value to exceed $1,000,000 or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.

         The Company may, at its option, cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both (i) the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such three year period is less than $2,000. Upon cancellation the Company will pay the contract owner the contract value computed as of the valuation period during which the cancellation occurs less the annual $30 administration fee and less any debt. The amounts paid will be treated as withdrawals for Federal tax purposes and, thus, may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         Purchase payments are allocated among the investment options in accordance with the percentages designated by the contract owner in the application. In addition, contract owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that, at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the contract specifications page. Contract owners may elect to participate in the Guarantee Plus Program on the contract application and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. The contract owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company.

ACCUMULATION UNITS

         The Company will establish an investment account for the contract owner for each variable account investment option to which such contract owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of a properly completed application and all information necessary for processing of the application. The applicant will be informed of any deficiencies in an application if it cannot be processed and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days after receipt, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company for the collection and forwarding of contract applications.

VALUE OF ACCUMULATION UNITS

         The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first valuation period under other contracts issued by the Company or an affiliate of the Company. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

         (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is:

         the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         Where (c) is:

         a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Such factor is equal on an annual basis to 1.40%: (0.15% for administrative expenses and 1.25% for mortality and expense risks).

         The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS

         Before the maturity date the contract owner may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time and without charge upon written notice to the Company. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value on the date of the transfer will not be affected by the transfer. The contract owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make to one per month or six at any time within a contract year. The Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. In addition, in accordance with applicable law, the Company reserves the right to modify or terminate the transfer privilege at any time.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchased payments at any time during the Contract Period will be counted toward the 17 maximum even if the contract owner no longer has contract value allocated to these investment options.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


         The Company administers a Dollar Cost Averaging ("DCA") program which enables a contract owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Contract owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. The DCA program is generally suitable for contract owners making a substantial deposit to the contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Contract owners interested in the DCA program may elect to participate in the program on the contract application or by separate application. Contract owners may obtain a separate ap plication and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no fee charged for participation in the DCA program


ASSET REBALANCING PROGRAM

         The Company administers an Asset Rebalancing Program which enables a contract owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. The contract owner's contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program). The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, contract owners should monitor their use of other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Contract owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no fee charged for participation in the Asset Rebalancing program


         For rebalancing programs begun on or after October 1, 1996 asset rebalancing will only be permitted on the following time schedules:

         (i) quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         (ii) semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         (iii) annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

         Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value upon written request, complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code") and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee, any debt and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

         When making a partial withdrawal, the contract owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the contract owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the contract owner's investments in variable account investment options.


         For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS."


         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").

SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN


         The Company administers a Systematic Withdrawal Plan ("SWP") which enables a contract owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract owners entering into a SWP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a contract year is limited to not more than 10% of the purchase payments made to ensure that no withdrawal or market value charge will ever apply to a SWP withdrawal. If an additional withdrawal is made from a contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. SWP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. SWP withdrawals will be withdrawn without withdrawal and market value charges. SWP withdrawals may, however, be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Contract owners interested in SWP may elect to participate in this program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no fee charged for participation in the SWP service.



LOANS

         The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisors and retirement plan fiduciaries should be consulted prior to exercising loan privileges.

         Under the terms of the contract, the maximum loan value is equal to 80% of the contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each contract anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the contract exceeds the balance in the loan account.

         The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date debt under a contract exceeds the contract value, the contract will be in default. In such case the owner will receive a notice indicating the payment needed to bring the contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed (terminated without value).

         The amount of any debt will be deducted from the minimum death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE"). In addition, debt, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.

DEATH BENEFIT BEFORE MATURITY DATE

         The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., a "non-qualified contract." The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of the contract to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, a prospective purchaser who intends to use the contract in connection with a qualified plan should consider that the contract provides a minimum death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options avail able under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable (see "ANNUITY OPTIONS"). Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge (see "WITHDRAWALS"). If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner (see "WITHDRAWALS"). Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal (see "WITHDRAWALS").

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

ANNUITY PROVISIONS

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE MATURITY DATE").

         Generally, annuity benefits under the contract will begin on the maturity date. The maturity date is the date specified on the contract specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. The contract owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 90th birthday of the annuitant (see "FEDERAL TAX MATTERS --Taxation of Annuities in General-- Delayed Maturity Dates"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS--Qualified Retirement Plans").

         The contract owner may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. Upon purchase of the contract, and on or before the maturity date, the contract owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, we will provide either variable or fixed, or a combination variable and fixed, annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. Annuity payments will continue for 10 years or the life of the Annuitant, if longer. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract.

         Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

         Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 5: Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. The rates contained in such tables depend upon the annuitant's age, sex and annuity option selected, except for contracts issued in connection with certain employer sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The tables are based on the 1983-a Individual Annuitant Mortality Table projected at Scale G, and reflect an assumed interest rate of 4% per year.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.


         A 4% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect.


TRANSFERS AFTER MATURITY DATE

         Once variable annuity payments have begun, the contract owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. The Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. In addition, in accordance with applicable law, the Company reserves the right to modify or terminate the transfer privilege at any time. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

DEATH BENEFIT ON OR AFTER MATURITY DATE

         If annuity payments have been selected based on an Annuity Option providing for payments for a guaranteed period, and the Annuitant dies on or after the Maturity Date, we will make the remaining guaranteed payments to the Beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

         The contract owner may cancel the contract by returning it to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the contract. Within 7 days of receipt of the contract by the Company, the Company will pay to the contract owner an amount equal to the contract value computed at the end of the valuation period on the date of surrender. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.

         No withdrawal charge is imposed upon return of the contract within the ten day right to review period.

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the application or as subsequently named. On and after the maturity date, the annuitant is the contract owner and after the death of the annuitant, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract collaterally assigned at any time during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a distribution of the contract value for Federal tax purposes (see "FEDERAL TAX MATTERS"). Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

BENEFICIARY

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

MODIFICATION

         The contract may not be modified by the Company without the consent of the contract owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the contract.

COMPANY APPROVAL

         The Company reserves the right to accept or reject any contract application at its sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

         Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         Investment Options. There are three fixed account investment options under the contract: one, three and six year investment accounts. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the one, three or six year guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 4%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company.

         Investment Accounts. Contract owners may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time the contract owner allocates or transfers amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         Renewals. At the end of a guarantee period, the contract owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. The contract owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If the contract owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         Market Value Charge. Any amount withdrawn, transferred or borrowed from a three or six year investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (d) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract.

         Transfers. Prior to the maturity date, the contract owner may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except transfers may be made pursuant to the Dollar Cost Averaging program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in three and six year investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         The contract owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, the contract owner may designate the particular investment accounts from which a transfer is to be taken. Absent such a designation, amounts will be withdrawn from the fixed account investment options on a first-in-first-out basis.

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may make total and partial withdrawals of amounts held in fixed account investment options. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS", plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 10 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 4% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and (3) the market value charge described above may apply to withdrawals from the three and six year investment options. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         Where a contract owner requests a partial withdrawal from a contract in excess of the amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the one, three and six year investment options in that order. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").

         Loans. The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Owners of such contracts may borrow amounts allocated to fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS". The market value charge described above may apply to amounts transferred from three and six year investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         Fixed Annuity Options. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE THE MATURITY DATE"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds applied to purchase the fixed annuity (less any applicable premium taxes), to the appropriate table in the contract. If the table in use by the Company is more favorable to the contract owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

         2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

     NUMBER OF COMPLETE YEARS                  WITHDRAWAL
       PURCHASE PAYMENT IN                       CHARGE
             CONTRACT                          PERCENTAGE
             --------                          ----------
                0                                  6%
                1                                  6%
                2                                  5%
                3                                  4%
                4                                  3%
                5                                  2%
                6+                                 0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix A. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         Withdrawal Charge Waiver in Connection with Clinton's Administration's Fiscal Year 1999 Budget Proposal

         The Clinton administration's Fiscal Year 1999 Budget proposal dated February 2, 1998 (the "1999 Budget Proposal") contains proposals to change the taxation of non-qualified annuity contracts (see "FEDERAL TAX MATTERS - Introduction"). While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived on purchase payments made on or after February 2, 1998, provided such amounts are withdrawn within 60 days of the date that the 1999 Budget Proposal becomes law. The Company reserves the right to terminate this withdrawal charge waiver at any time. If the waiver is terminated, purchase payments made from February 2, 1998 to the termination date of the waiver will not be subject to withdrawal charge as provided above. This waiver does not affect a contract owner's right to cancel a contract within the ten day right to review period (see "OTHER CONTRACT PROVISIONS - Ten Day Right to Review").

Withdrawals may be subject to income tax to the extent of earnings under the contract and, if made prior to age 59 1/2, generally will be subject to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS - Taxation of Partial and Full Withdrawals").

ADMINISTRATION FEES

         Each year the Company will deduct an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and the Company in connection with the contracts. Prior to the maturity date, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if the annuitant dies before the maturity date, it will pay a minimum death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE"). The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate it for assuming these risks, the Company deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risk charge is not assessed against the fixed account investment options.

TAXES

         The Company reserves the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contracts, or (iv) commencement or continuance of annuity payments under the contracts. The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, the Company reserves the right to pass-through such tax to contract owners. For a discussion on premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. The Company will withhold taxes to the extent required by applicable law.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         The 1999 Budget Proposal contains proposals to change the taxation of non-qualified annuity contracts. The 1999 Budget Proposal proposes to tax exchanges of variable contracts for fixed contracts, exchanges of fixed contracts for variable contracts, exchanges of variable contracts for variable contracts and reallocation within variable contracts. Currently, owners of annuity contracts may exchange their contracts for another annuity without currently incurring tax, and reallocations among investment options are not treated as a taxable exchange. In addition, the 1999 Budget Proposal proposes that the contract owner's basis in annuity contracts be reduced annually by 1.25% of the cash value for purposes of determining the taxable gain on surrenders, withdrawals, and all annuity payments except those made for life at the rates guaranteed in the contract. Currently, basis in annuity contracts is not reduced by this amount. The 1999 Budget Proposal states that it generally would apply only to contracts issued after the date of first congressional committee action, but that the new exchange and reallocation rules would also apply to any existing contract that was materially changed. While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived (see "CHARGES AND DEDUCTIONS - Reduction or Elimination of Withdrawal Charge").

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS

         The Company is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. The Company does not anticipate that it will incur any Federal income tax liability attributable to such income and gains of the Variable Account, and therefore the Company does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the contract must be owned by an individual (or treated as owned by an individual), (2) the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) the Company, rather than the owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and (4) the contract must provide for appropriate amoritization, through annuity payments, of the contract's purchase payments and earnings, e.g., the maturity date must not occur at too advanced an age.

         Non-Natural Owners. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         In addition, exceptions to the general rule for non-natural contract owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts,

(3) certain contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         Loss of Interest Deduction where Contracts are held by or for the Benefit of Certain Non-Natural Persons. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust) or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         Diversification Requirements. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although the Company does not control the investments of the Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Variable Account.

         Delayed Maturity Dates. If the contract's maturity date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY PAYMENTS

         Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations). A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. Prior to the maturity date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the maturity date, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is: (a) received on or after the contract owner reaches age 59 1/2; (b) attributable to the contract owner's becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law); (e) made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.)

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the owner may claim for such contribution, are limited under qualified plans. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA", exceptions provide that the penalty tax does not apply to a payment (a) received on or after the contract owner reaches age 59 1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchasers or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. Owners wishing to take a distribution form an IRA for these purposes should consult their tax advisor.


         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless the Company consents.

QUALIFIED PLAN TYPES

         Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a contract.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an " Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

         Roth IRAs. Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply.

         All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

         Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after
(a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70 1/2.

         As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Persons intending to use the Contract in connection with a Roth IRA should seek competent advice.


         The state income tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. A tax advisor should be consulted regarding the state law treatment of a Roth IRA.


DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

         The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) ten years, whichever period is shorter. Non-standardized figures include total return numbers from:
(i) inception date of the portfolio or (ii) ten year, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, October 31, 1992, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges. Past performance figures quoted are not intended to indicate future performance of any sub-account. More detailed information on the computations is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

         Financial Statements for the Variable Account and for the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

         The Company is aware that certain third parties may offer asset allocation and timing services in connection with the contracts. In certain cases the Company may agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the contract owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND CONTRACT OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

         MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, a Delaware limited liability company controlled by the parent of the Company, is the principal underwriter of the contracts in addition to providing advisory services to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD").


         Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS and the company to sell the contracts. Such registered representatives will also be licensed insurance agents of the Company. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.25% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will be compensated for providing marketing support for the distribution of the contracts.


CONTRACT OWNER INQUIRIES

         All contract owner inquiries should be directed to the Company's Annuity Service Office at Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580-9966.

CONFIRMATION STATEMENTS

         Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor MSS are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

OTHER INFORMATION

         A registration statement has been filed with the SEC under the 1933 Act and the 1940 Act with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


YEAR 2000 ISSUES

         Like other business organizations and individuals, the Company would be adversely affected if its computer systems and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company is completing an assessment of the Year 2000 impact on its systems and business processes. Management believes that the Company will complete its Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

         The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates, which were derived utilizing numerous assumptions of future events. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History........................................    3
Performance Data.......................................................    3
State Premium Taxes....................................................    6
Services...............................................................    7
         Independent Auditors..........................................    7
         Servicing Agent...............................................    7
         Principal Underwriter.........................................    7
Cancellation of Contract...............................................    7
Appendix A: State Premium Taxes........................................    8
Financial Statements...................................................    9

                                   APPENDIX A

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


             HYPOTHETICAL         AMOUNT                     PURCHASE
CONTRACT     CONTRACT             AVAILABLE WITHOUT          PAYMENTS             WITHDRAWAL CHARGE
YEAR         VALUE                WITHDRAWAL CHARGES         LIQUIDATED           PERCENT     AMOUNT
----         -----                ------------------         ----------           ------------------

1            55,000                5,000(a)                  50,000               6%          3,000
3            50,500                5,000(b)                  45,500               5%          2,275
5            60,000               10,000(c)                  50,000               3%          1,500
7            70,000               20,000(d)                  50,000               0%              0


(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less withdrawal amount without charges).

(b) In the example for the third contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the amount that may be withdrawn without withdrawal charges is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the fifth contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the amount that may be withdrawn without withdrawal charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 6 years.

         Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

HYPOTHETICAL             PARTIAL WITHDRAW     WITHDRAWAL           PURCHASE
CONTRACT                 REQUESTED            AMOUNT               PAYMENTS             WITHDRAWAL CHARGE
VALUE                    ---------            WITHOUT CHARGES      LIQUIDATED           PERCENT     AMOUNT
-----                                         ---------------      ----------           ------------------

65,000                   2,000                15,000(a)                0                5%            0
49,000                   5,000                 3,000(b)            2,000                5%          100
52,000                   7,000                 4,000(c)            3,000                5%          150
44,000                   8,000                     0(d)            8,000                5%          400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining amount that can be withdrawn without withdrawal charges during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 amount that can be withdrawn without withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



                                       of



              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the Annuity Service Office, Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580-9966 or by telephoning (914) 921-1020.

      The date of this Statement of Additional Information is May 1, 1998.









--------------------------------------------------------------------------------
V9SAI598

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                           Page

General Information and History............................................. 3

Performance Data............................................................ 3

State Premium Taxes......................................................... 6

Services.................................................................... 7

         Independent Auditors............................................... 7
         Servicing Agent.................................................... 7
         Principal Underwriter.............................................. 7
Cancellation of Contract.................................................... 7

Appendix A - State Premium Taxes............................................ 8

Financial Statements........................................................ 9

                         GENERAL INFORMATION AND HISTORY

     The Manufacturers Life Insurance Company of New York Separate Account A ("Variable Account") is a separate investment account of The Manufacturers Life Insurance Company of New York, formerly First North American Life Assurance Company (the "Company"), a stock life insurance company organized under the laws of New York in 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company ("Manulife North America"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Manulife North America was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996, NAL and Manulife merged with the combined company retaining the name Manulife.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) inception date of the portfolio or (ii) ten years, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. The Company believes such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

     For total return figures quoted for periods prior to the commencement of the offering of this contract, October 31, 1992, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor. Manulife Series Fund portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1997


---------------------------------------------------------------------------------------------
                                                               SINCE INCEPTION OR
                                                                   10 YEARS,        INCEPTION
TRUST PORTFOLIO                           1 YEAR       5 YEAR   WHICHEVER SHORTER       DATE*
---------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets                N/A          N/A          -37.94%          1/1/97
---------------------------------------------------------------------------------------------
Science & Technology                        N/A          N/A            3.17%          1/1/97
---------------------------------------------------------------------------------------------
International Small Cap                  -6.04%          N/A            0.72%          3/4/96
---------------------------------------------------------------------------------------------
Emerging Growth                             N/A          N/A           10.53%          1/1/97
---------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                       N/A          N/A           -6.76%          1/1/97
---------------------------------------------------------------------------------------------
Small/Mid Cap                             7.59%          N/A            7.45%          3/4/96
---------------------------------------------------------------------------------------------
International Stock                         N/A          N/A           -4.31%          1/1/97
---------------------------------------------------------------------------------------------
Worldwide Growth                            N/A          N/A            5.66%          1/1/97
---------------------------------------------------------------------------------------------
Global Equity                            13.06%       12.63%           13.08%        10/31/92
---------------------------------------------------------------------------------------------
Equity                                   11.53%       16.78%           18.18%+       10/31/92
---------------------------------------------------------------------------------------------
Growth                                   17.55%          N/A           19.40%         7/15/96
---------------------------------------------------------------------------------------------
Quantitative Equity                         N/A          N/A           22.79%          1/1/97
---------------------------------------------------------------------------------------------
Blue Chip Growth                         19.11%       11.09%           10.91%        12/11/92
---------------------------------------------------------------------------------------------
Real Estate Securities                      N/A          N/A           13.53%          1/1/97
---------------------------------------------------------------------------------------------
Value                                       N/A          N/A           14.39%          1/1/97
---------------------------------------------------------------------------------------------
International Growth and Income          -6.84%          N/A            3.33%          1/9/95
---------------------------------------------------------------------------------------------
Growth and Income                        24.92%       16.88%           17.37%        10/31/92
---------------------------------------------------------------------------------------------
Equity-Income                            21.84%          N/A           15.47%         2/19/93
---------------------------------------------------------------------------------------------
Balanced                                    N/A          N/A           10.82%          1/1/97
---------------------------------------------------------------------------------------------
Aggressive Asset Allocation              11.38%       10.58%           10.99%        10/31/92
---------------------------------------------------------------------------------------------
High Yield                                  N/A          N/A            5.06%          1/1/97
---------------------------------------------------------------------------------------------
Moderate Asset Allocation                 8.20%        8.71%            9.04%        10/31/92
---------------------------------------------------------------------------------------------
Conservative Asset Allocation             3.84%        6.52%            6.76%        10/31/92
---------------------------------------------------------------------------------------------
Strategic Bond                            3.41%          N/A            7.41%         2/19/93
---------------------------------------------------------------------------------------------
Global Government Bond                   -4.03%        7.93%            7.63%        10/31/92
---------------------------------------------------------------------------------------------
Capital Growth Bond                         N/A          N/A            1.88%          1/1/97
---------------------------------------------------------------------------------------------
Investment Quality Bond                   2.27%        5.10%            5.33%        10/31/92
---------------------------------------------------------------------------------------------
U.S. Government Securities                1.09%        4.58%            4.67%        10/31/92
---------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------

                                                          SINCE INCEPTION OR
                                                              10 YEARS,        INCEPTION
TRUST PORTFOLIO                        1 YEAR    5 YEAR    WHICHEVER SHORTER       DATE*

----------------------------------------------------------------------------------------

Money Market                          -1.99%     2.42%           2.55%          10/31/92

----------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                N/A       N/A           3.36%            1/7/97
----------------------------------------------------------------------------------------
Lifestyle Growth 820                     N/A       N/A           6.22%            1/7/97
----------------------------------------------------------------------------------------
Lifestyle Balanced 640                   N/A       N/A           6.49%            1/7/97
----------------------------------------------------------------------------------------
Lifestyle Moderate 460                   N/A       N/A           6.09%            1/7/97
----------------------------------------------------------------------------------------
Lifestyle Conservative 280               N/A       N/A           4.56%            1/7/97
----------------------------------------------------------------------------------------





* Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997


--------------------------------------------------------------------------------------------
                                                              SINCE INCEPTION OR   INCEPTION
                                                                  10 YEARS,         DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR   WHICHEVER SHORTER   PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*           38.40%           N/A       -10.33%           10/4/94
--------------------------------------------------------------------------------------------
Science & Technology                       N/A           N/A         3.17%            1/1/97
--------------------------------------------------------------------------------------------
International Small Cap                 -6.04%           N/A         0.72%            3/4/96
--------------------------------------------------------------------------------------------
Emerging Growth                            N/A           N/A        10.53%            1/1/97
--------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                      N/A           N/A        -6.76%            1/1/97
--------------------------------------------------------------------------------------------
Small/Mid Cap                            7.59%           N/A         7.45%            3/4/96
--------------------------------------------------------------------------------------------
International Stock                        N/A           N/A        -4.31%            1/1/97
--------------------------------------------------------------------------------------------
Worldwide Growth                           N/A           N/A         5.66%            1/1/97
--------------------------------------------------------------------------------------------
Global Equity                           13.06%        12.63%         8.18%           3/18/88
--------------------------------------------------------------------------------------------
Equity                                  11.53%        16.78%        13.50%+          6/18/85
--------------------------------------------------------------------------------------------
Growth                                  17.55%           N/A        19.40%           7/15/96
--------------------------------------------------------------------------------------------
Quantitative Equity*                    21.97%        14.52%        13.48%           4/30/87
--------------------------------------------------------------------------------------------
Blue Chip Growth                        19.11%        11.09%        10.91%          12/11/92
--------------------------------------------------------------------------------------------
Real Estate Securities*                 10.70%        14.95%        14.22%           4/30/87
--------------------------------------------------------------------------------------------
Value                                      N/A           N/A        14.39%            1/1/97
--------------------------------------------------------------------------------------------
International Growth and Income         -6.84%           N/A         3.33%            1/9/95
--------------------------------------------------------------------------------------------
Growth and Income                       24.92%        16.88%        15.57%           4/23/91
--------------------------------------------------------------------------------------------
Equity-Income                           21.84%           N/A        15.47%           2/19/93
--------------------------------------------------------------------------------------------
Balanced                                   N/A           N/A        10.82%            1/1/97
--------------------------------------------------------------------------------------------
Aggressive Asset Allocation             11.38%        10.58%         8.51%            8/3/89
--------------------------------------------------------------------------------------------
High Yield                                 N/A           N/A         5.06%            1/1/97
--------------------------------------------------------------------------------------------
Moderate Asset Allocation                8.20%         8.71%         7.51%            8/3/89
--------------------------------------------------------------------------------------------
Conservative Asset Allocation            3.84%         6.52%         6.21%            8/3/89
--------------------------------------------------------------------------------------------
Strategic Bond                           3.41%           N/A         7.41%           2/19/93
--------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------

                                                             SINCE INCEPTION OR   INCEPTION
                                                                 10 YEARS,         DATE OF
TRUST PORTFOLIO                         1 YEAR       5 YEAR   WHICHEVER SHORTER   PORTFOLIO

-------------------------------------------------------------------------------------------

Global Government Bond                  -4.03%        7.93%         7.31%           3/18/88
-------------------------------------------------------------------------------------------
Capital Growth Bond*                     1.31%        5.15%         6.97%+          6/26/84
-------------------------------------------------------------------------------------------
Investment Quality Bond                  2.27%        5.10%         5.42%           6/18/85
-------------------------------------------------------------------------------------------
U.S. Government Securities               1.09%        4.58%         5.82%           3/18/88
-------------------------------------------------------------------------------------------

Money Market                            -1.99%        2.42%         3.93%+          6/18/85
-------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  N/A          N/A         3.36%            1/7/97
-------------------------------------------------------------------------------------------
Lifestyle Growth 820                       N/A          N/A         6.22%            1/7/97
-------------------------------------------------------------------------------------------
Lifestyle Balanced 640                     N/A          N/A         6.49%            1/7/97
-------------------------------------------------------------------------------------------
Lifestyle Moderate 460                     N/A          N/A         6.09%            1/7/97
-------------------------------------------------------------------------------------------
Lifestyle Conservative 280                 N/A          N/A         4.56%            1/7/97

-------------------------------------------------------------------------------------------


+   Ten year average annual return.


* Performance for each of these sub-accounts is based upon the historical performance of the portfolio adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manufile Series Fund, Inc. portfolio for periods prior to December 31, 1996.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                      CALCULATED AS OF DECEMBER 31, 1997



-------------------------------------------------------------------------------------------
                                                             SINCE INCEPTION OR   INCEPTION
                                                                 10 YEARS,         DATE OF
TRUST PORTFOLIO                         1 YEAR       5 YEAR   WHICHEVER SHORTER   PORTFOLIO
-------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*           -35.04%          N/A        -9.28%          10/4/94
-------------------------------------------------------------------------------------------
Science & Technology                        N/A          N/A         9.18%           1/1/97
-------------------------------------------------------------------------------------------
International Small Cap                   -0.62          N/A         3.92%           3/4/96
-------------------------------------------------------------------------------------------
Emerging Growth                             N/A          N/A        16.59%           1/1/97
-------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                       N/A          N/A        -1.38%           1/1/97
-------------------------------------------------------------------------------------------
Small/Mid Cap                            13.66%          N/A        10.58%           3/4/96
-------------------------------------------------------------------------------------------
International Stock                         N/A          N/A         1.22%           1/1/97
-------------------------------------------------------------------------------------------
Worldwide Growth                            N/A          N/A        11.73%           1/1/97
-------------------------------------------------------------------------------------------
Global Equity                            19.12%       13.05%         8.23%          3/18/88
-------------------------------------------------------------------------------------------
Equity                                   17.59%       17.15%        13.54%+         6/18/85
-------------------------------------------------------------------------------------------
Growth                                   23.61%          N/A        23.23%          7/15/96
-------------------------------------------------------------------------------------------
Quantitative Equity*                     28.03%       14.92%        13.52%+         4/30/87
-------------------------------------------------------------------------------------------
Blue Chip Growth                         25.17%       11.54%        11.23%         12/11/92
-------------------------------------------------------------------------------------------
Real Estate Securities*                  16.76%       15.34%        14.27%+         4/30/87
-------------------------------------------------------------------------------------------
Value                                       N/A          N/A        20.46%           1/1/97
-------------------------------------------------------------------------------------------
International Growth and Income          -1.47%          N/A         4.94%           1/9/95
-------------------------------------------------------------------------------------------
Growth and Income                        30.99%       17.25%        15.62%          4/23/91
-------------------------------------------------------------------------------------------
Equity-Income                            27.90%          N/A        15.87%          2/19/93
-------------------------------------------------------------------------------------------
Balanced                                    N/A          N/A        16.88%           1/1/97
-------------------------------------------------------------------------------------------
Aggressive Asset Allocation              17.44%       11.03%         8.57%           8/3/89
-------------------------------------------------------------------------------------------
High Yield                                  N/A          N/A        11.12%           1/1/97
-------------------------------------------------------------------------------------------
Moderate Asset Allocation                14.26%        9.20%         7.56%           8/3/89
-------------------------------------------------------------------------------------------
Conservative Asset Allocation             9.89%        7.04%         6.26%           8/3/89
-------------------------------------------------------------------------------------------
Strategic Bond                            9.44%          N/A         7.94%          2/19/93
-------------------------------------------------------------------------------------------
Global Government Bond                    1.52%        8.43%         7.36%          3/18/88
-------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------

                                                            SINCE INCEPTION OR  INCEPTION
                                                                10 YEARS,         DATE OF
TRUST PORTFOLIO                        1 YEAR      5 YEAR   WHICHEVER SHORTER   PORTFOLIO

-----------------------------------------------------------------------------------------

Capital Growth Bond*                    7.20%       5.70%           7.02%+        6/26/84
-----------------------------------------------------------------------------------------
Investment Quality Bond                 8.23%       5.64%           5.47%+        6/18/85
-----------------------------------------------------------------------------------------

U.S. Government Securities              6.97%       5.14%           5.87%         3/18/88
-----------------------------------------------------------------------------------------
Money Market                            3.69%       3.02%           3.98%+        6/18/85
-----------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A         N/A           9.38%          1/7/97
-----------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A         N/A          12.29%          1/7/97
-----------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A         N/A          12.55%          1/7/97
-----------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A         N/A          12.16%          1/7/97
-----------------------------------------------------------------------------------------
Lifestyle Conservative  280               N/A         N/A          10.62%          1/7/97
-----------------------------------------------------------------------------------------


+   Ten year average annual return.


* Performance for each of these sub-accounts is based upon the historical performance of the portfolio adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manufile Series Fund, Inc. portfolio for periods prior to December 31, 1996.


                                    * * * * *

    In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES


    New York does not currently assess a premium tax. In the event New York does impose a premium tax, the Company reserves the right to pass-through such tax to contract owners.



                                    SERVICES

INDEPENDENT AUDITORS

    The financial statements of the Company and the Variable Account at December 31, 1997 and 1996 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

    The consolidated statements of income, changes in shareholder's equity and cash flows of the Company for the year ended December 31, 1995, appearing in this Statement of Additional Information have been included elsewhere herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

    The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


SERVICING AGENT

    Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to the Company a computerized data processing recordkeeping system for variable annuity administration. Vantage provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports. CSC FSG receives approximately $7.50 per policy per year, plus certain other fees paid by the Company for the services provided.

PRINCIPAL UNDERWRITER


    Manufacturers Securities Services, LLC, ("MSS") the successor to NASL Financial Services, Inc., a Delaware limited liability partnership controlled by the parent of the Company, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1997 was $3,222,530. The aggregate dollar amount of underwriting commissions paid to NASL Financial Serivces Inc. in 1997, 1996 and 1995 respectively were $8,439,218, $7,049,687, $5,659,896. MSS did not retain any of these amounts during such periods.


                           CANCELLATION OF CONTRACT

    The Company may, at its option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of the contract owner have been made, if both (i) the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such three year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a contract owner prior to such cancellation in order to allow the contract owner to make the necessary purchase payment to keep the contract in force.

                                   APPENDIX A

    STATE PREMIUM TAXES

    Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                           TAX RATE
                                                   ---------------------------
                                                   QUALIFIED     NON-QUALIFIED
STATE                                              CONTRACTS       CONTRACTS
------------------------------------------------------------------------------

CALIFORNIA                                           .50%            2.35%
DISTRICT OF COLUMBIA                                2.25%            2.25%


KENTUCKY                                            2.00%            2.00%


MAINE                                                .00             2.00%
NEVADA                                               .00             3.50%
PUERTO RICO                                         1.00%            1.00%


SOUTH DAKOTA*                                        .00             1.25%
WEST VIRGINIA                                       1.00%            1.00%


WYOMING                                              .00             1.00%




* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                              FINANCIAL STATEMENTS

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements

                  Years ended December 31, 1997, 1996 and 1995

                                    CONTENTS

Report of Independent Auditors...........................................   1

Audited Financial Statements

Balance Sheets...........................................................   3
Statements of Income.....................................................   4
Statements of Changes in Shareholder's Equity............................   5
Statements of Cash Flows.................................................   6
Notes to Financial Statements............................................   7

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as the Company) as of December 31, 1997 and 1996, and the related statements of income, changes in shareholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.



                                              /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 1998

                          [COOPERS & LYBRAND LETTERHEAD]




                       REPORT OF INDEPENDENT ACCOUNTANTS



The Board of Directors and Shareholder of
The Manufacturers Life Insurance Company of New York:


We have audited the accompanying statements of income, changes in stockholder's equity and cash flows of The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company) for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of The Manufacturers Life Insurance Company of New York for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


As discussed in Note 2 to the financial statements, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted. The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.



                                                  Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 22, 1998

              The Manufacturers Life Insurance Company of New York

                                 Balance Sheets

                                                                       DECEMBER 31
                                                                  1997            1996

ASSETS
Investments:

   Fixed maturities available-for-sale, at fair value         $129,150,862   $ 83,466,225
   Short-term investments                                        9,998,179      3,984,370
   Policy loans                                                    398,270        183,070
                                                              ---------------------------
                                                               139,547,311     87,633,665

Cash and cash equivalents                                        1,431,114      4,104,731
Accrued investment income                                        2,401,173      1,528,000
Deferred policy acquisition costs                               28,363,714     20,208,071
Other assets                                                       231,211        152,140
Separate account assets                                        597,193,343    361,309,525
                                                              ---------------------------

Total assets                                                  $769,167,866   $474,936,132
                                                              ===========================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:

   Policyholder funds                                         $ 86,611,035   $ 80,033,667
   Payable to affiliates                                         4,345,038      2,016,646
   Deferred tax liability                                        2,269,418      1,935,001
   Other liabilities                                               987,521        872,306
   Separate account liabilities                                597,193,343    361,309,525
                                                              ---------------------------
Total liabilities                                              691,406,355    446,167,145

Shareholder's equity:

   Common stock (shares authorized, issued and
     outstanding: 2,000,000; par value $1)                       2,000,000      2,000,000
   Additional paid-in capital                                   72,530,624     24,800,000
   Unrealized appreciation on available-for-sale securities      1,095,152        419,378
   Retained earnings                                             2,135,735      1,549,609
                                                              ---------------------------
Total shareholder's equity                                      77,761,511     28,768,987
                                                              ---------------------------

Total liabilities and shareholder's equity                    $769,167,866   $474,936,132
                                                              ===========================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York

                              Statements of Income

                                                        YEAR ENDED DECEMBER 31
                                                1997            1996           1995
                                           -------------------------------------------
Revenues:

   Fees from separate account and
     policyholder funds                    $  7,395,201    $  4,761,702   $  3,139,174
   Net investment income                      6,716,053       5,224,209      4,767,914
   Net realized investment gain                 769,361          88,772        466,164
                                           -------------------------------------------
                                             14,880,615      10,074,683      8,373,252

Benefits and expenses:

   Benefits to policyholders                  4,746,668       4,189,360      4,734,027
   Amortization of deferred policy
     acquisition costs                        3,393,073       2,318,595      1,162,044
   Other insurance expenses                   5,845,047       1,191,984      1,193,232
                                           -------------------------------------------
                                             13,984,788       7,699,939      7,089,303
                                           -------------------------------------------

Income before provision for income taxes

                                                895,827       2,374,744      1,283,949

Provision for income taxes

  Current                                       339,161         612,686        101,510
  Deferred                                      (29,460)        220,079        349,000
                                           -------------------------------------------
                                                309,701         832,765        450,510
                                           -------------------------------------------

Net income                                 $    586,126    $  1,541,979   $    833,439
                                           ===========================================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York

                  Statements of Changes in Shareholder's Equity

                  Years ended December 31, 1997, 1996 and 1995




                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        ADDITIONAL    ON AVAILABLE-    RETAINED          TOTAL
                                                         PAID-IN        FOR-SALE       EARNINGS       SHAREHOLDER'S
                                      COMMON STOCK       CAPITAL       SECURITIES      (DEFICIT)         EQUITY
                                      ----------------------------------------------------------------------------
Balance at December 31, 1994, as
   previously reported                $  2,000,000    $  8,500,000                    $ (2,396,360)   $  8,103,640
     Cumulative effect of applying
     new basis of accounting                                             $(567,943)      1,570,551       1,002,608
                                      ----------------------------------------------------------------------------
Balance at January 1, 1995               2,000,000       8,500,000        (567,943)       (825,809)      9,106,248
   Capital contribution                                  3,000,000                                       3,000,000
   Net income                                                                              833,439         833,439
   Change in unrealized
     appreciation of
     available-for-sale
     securities, net of tax and
      adjustment for DPAC                                                2,272,070                       2,272,070
                                      ----------------------------------------------------------------------------
Balance at December 31, 1995             2,000,000      11,500,000       1,704,127           7,630      15,211,757
   Capital contribution                                 13,300,000                                      13,300,000
   Net income                                                                            1,541,979       1,541,979
   Change in unrealized
     appreciation of available-for-
     sale securities, net of tax and
     adjustment for DPAC                                                (1,284,749)                     (1,284,749)
                                      ----------------------------------------------------------------------------
Balance at December 31, 1996             2,000,000      24,800,000         419,378       1,549,609      28,768,987
   Capital contribution                                 47,730,624                                      47,730,624
   Net income                                                                              586,126         586,126
   Change in unrealized
     appreciation of available-for-
     sale securities, net of tax and
     adjustment for DPAC                                                   675,774                         675,774
                                      ----------------------------------------------------------------------------

Balance at December 31, 1997             $2,000,000     $72,530,624    $ 1,095,152     $ 2,135,735     $77,761,511
                                      =============================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York

                            Statements of Cash Flows

                                                                       YEAR ENDED DECEMBER 31
                                                               1997             1996             1995
                                                         -----------------------------------------------
OPERATING ACTIVITIES
Net income                                               $     586,126    $   1,541,979    $     833,439
Adjustments to reconcile net income to net cash
   (used) provided by operating activities:
     Amortization of bond discount and premium                 333,012          141,447           46,319
     Net realized investment gain                             (769,361)         (88,772)        (466,164)
     Deferred income tax provision                             (29,460)         220,079          349,000
     Amortization of deferred policy acquisition costs       3,393,073        2,318,595        1,162,044
     Policy acquisition costs deferred                     (11,684,074)      (7,224,022)      (5,481,175)
     Return credited to policyholders and other
       benefits                                              4,746,668        4,189,360        4,734,027
     Changes in assets and liabilities:
       Accrued investment income                              (873,173)          (6,987)      (1,191,261)
       Other assets                                            (79,071)         195,420           68,994
       Payable to affiliates                                 2,328,392          864,422          327,843
       Other liabilities                                       115,215         (152,572)         580,171
                                                         -----------------------------------------------
Net cash (used) provided by operating activities            (1,932,653)       1,998,949          963,237

INVESTING ACTIVITIES

Purchase of fixed maturities                              (103,382,988)     (41,409,440)     (69,601,388)
Proceeds from fixed maturities sold, matured or
   repaid                                                   59,307,170       31,658,755       18,834,870
Net change in short-term investments                        (6,011,270)      (3,984,370)
Net change in policy loans                                    (215,200)        (115,747)         (67,323)
                                                         -----------------------------------------------
Net cash used in investing activities                      (50,302,288)     (13,850,802)     (50,833,841)

FINANCING ACTIVITIES
Receipts credited to policyholder funds                     17,212,556       18,408,172       40,048,872
Return of policyholder funds                               (15,381,856)     (24,676,276)      (1,915,371)
Change in notes payable                                                      (2,000,000)       2,000,000
Capital contribution                                        47,730,624       13,300,000        3,000,000
                                                         -----------------------------------------------
Net cash provided by financing activities                   49,561,324        5,031,896       43,133,501
                                                         -----------------------------------------------
Net decrease in cash and cash equivalents                   (2,673,617)      (6,819,957)      (6,737,103)
Cash and cash equivalents at beginning of year               4,104,731       10,924,688       17,661,791
                                                         -----------------------------------------------

Cash and cash equivalents at end of year                 $   1,431,114    $   4,104,731    $  10,924,688
                                                         ===============================================

See accompanying notes.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as the Company), a stock life insurance company, was organized on February 10, 1992 under the laws of the state of New York. Subsequently, on July 22, 1992, the Company was granted a license by the New York State Insurance Department. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as MNA or the Parent).

On January 1, 1996, North American Life Assurance Company (NAL), the previous owner of the Parent, merged with The Manufacturers Life Insurance Company (MLI). The surviving company conducts business under the name "The Manufacturers Life Insurance Company."

Concurrent with the merger, the Company's Parent went through a corporate restructuring which resulted in the formation of a newly organized holding corporation, Manulife Wood Logan Holding Company, Inc. (formerly NAWL Holding Company, Inc. and hereinafter referred to as MWL). At that time, all of the assets and liabilities of MNA and its subsidiaries, the Company and NASL Financial Services, Inc. (NASL Financial), were transferred from MLI to MWL. In addition, MLI's 20.2% ownership interest in Wood Logan Associates, Inc. (Wood Logan) was transferred to MWL. In exchange, MLI received all Class A shares of MWL common stock. On January 1, 1997, MLI contributed 62.5% of its 85% ownership interest to its indirect wholly-owned subsidiary, The Manufacturers Life Insurance Company (U.S.A.). Effective December 18, 1997, MLI transferred its remaining 22.5% interest to MRL Holding, LLC, a newly formed Delaware limited liability company.

Also effective January 1, 1996, as part of the restructuring, the remaining 79.8% of Wood Logan was purchased by MWL. In exchange for the remaining shares of Wood Logan, certain employees and former owners of Wood Logan received Class B voting shares of MWL representing a 15% ownership interest. Until October 1, 1997, Wood Logan was the promotional agent for the sale of the insurance products of the Company and MNA.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

1.  ORGANIZATION (CONTINUED)

On December 22, 1995, the New York State Insurance Department approved the application submitted by MLI to acquire control of the Company subject to commitment letters given to the Department by MNA and the Company. As part of the agreement, MLI contributed $13,300,000 of additional surplus to the Company in 1996.

On April 17, 1997, a revised plan of operation was submitted to the New York State Insurance Department in connection with the Company's intention to expand its product offerings. On October 21, 1997, the Company received approval of the revised plan including modifications from the New York State Insurance Department, and as part of the agreement, MNA contributed $47,730,624 in support of the new plan of operations.

The Company issues variable annuity and individual life insurance contracts in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate account of the Company. The separate account assets are invested in shares of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as
MIT), a no-load, open-end management investment company organized as a Massachusetts business trust.

Prior to October 1, 1997, NASL Financial acted as investment adviser to MIT and as principal underwriter of the annuity contracts issued by the Company. NASL Financial had an agreement with Wood Logan to act as the promotional agent for the sale of the annuity contracts.

Effective October 1, 1997, Manufacturers Securities Services, LLC (MSS), an affiliate of the Company, replaced NASL Financial as the investment advisor to MIT and as the principal underwriter of the annuity contracts. Wood Logan provides marketing services for the sale of annuity contracts under an Administrative Services Agreement dated October 7, 1997, between the Company and MLI.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with generally accepted accounting principles (GAAP).

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Prior to 1996, the Company prepared its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department which practices were considered GAAP for mutual life insurance companies. FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and other Enterprises (FIN 40), as amended, which is effective for 1996 annual financial statements, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted various accounting pronouncements, principally Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts (SFAS No. 120), which addresses the accounting for long-duration insurance contracts.

Pursuant to the requirements of the above pronouncements, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change. The effect of the change applicable to years prior to January 1, 1995 has been presented as a restatement of shareholder's equity as of this date.

The adoption  had the effect of increasing net income for 1995 by $1,412,338.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS AND INVESTMENT INCOME

The Company accounts for its fixed maturities in accordance with Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115). SFAS 115 requires that fixed maturities be designated as either held-to-maturity, available-for-sale or trading at the time of purchase. Held-to-maturity

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

fixed maturities are reported at amortized cost and the remainder of fixed maturities are reported at fair value with unrealized holding gains and losses reported in income for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

The Company has classified all of its fixed maturities as available-for-sale. As a result, these securities are reported in the accompanying financial statements at fair value. Changes in fair values, after adjustment for deferred policy acquisition costs (DPAC) and deferred income taxes, are reported as unrealized appreciation or depreciation directly in shareholder's equity, and accordingly, have no effect on net income. The DPAC offset to the unrealized appreciation or depreciation represents valuation adjustments or reinstatements of DPAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

For the mortgage-backed bond portion of the fixed maturities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

Short-term investments generally consist of instruments which have a maturity of less than one year at the time of acquisition. Short-term investments are reported at cost, which approximates fair value.

Policy loans are reported at unpaid balances, not in excess of the underlying cash value of the policies.

Realized gains or losses on investments sold and declines in value judged to be other-than-temporary are determined on the specific identification basis.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH EQUIVALENTS

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business that vary with and are primarily related to the production of new business have been deferred. These acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the annuity policyholders and are reported at fair value. Such policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

POLICYHOLDER FUNDS AND BENEFITS TO POLICYHOLDERS

Policyholder funds for the fixed portion of variable annuity contracts are computed under a retrospective deposit method and represent account balances before applicable surrender charges. Benefits to policyholders include interest credited to policyholders and other benefits that are charged to expense including benefit claims incurred in the period in excess of the related policyholder account balances. Interest crediting rates for the fixed portion of annuity contracts range from 4.10% to 6.15% in 1997; 4.00% to 6.15% in 1996 and 4.20% to 7.00% in 1995.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Fees from separate accounts and policyholder funds represent fees assessed against policyholder account balances, and include mortality and expense risk charges, surrender charges and an annual administrative charge.

INCOME TAXES

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.  INVESTMENTS

The major components of net investment income are as follows:

                                      YEAR ENDED DECEMBER 31
                                1997           1996          1995
                           -----------------------------------------
Fixed maturities           $ 6,342,800    $ 4,476,472    $ 4,436,994
Short-term investments         475,545        873,146        403,497
                           -----------------------------------------
                             6,818,345      5,349,618      4,840,491
Less investment expenses      (102,292)      (125,409)       (72,577)
                           -----------------------------------------

Net investment income      $ 6,716,053    $ 5,224,209    $ 4,767,914
                           =========================================

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

3.  INVESTMENTS (CONTINUED)

The gross unrealized gains and losses for available-for-sale fixed maturities held at December 31, 1997 and 1996 are as follows:

                                                              GROSS           GROSS
                                               AMORTIZED    UNREALIZED      UNREALIZED     FAIR
                                                 COST         GAINS           LOSSES       VALUE
                                              --------------------------------------------------
                                                               (In Thousands)
DECEMBER 31, 1997 Fixed maturities:

   U.S. Treasury securities and
     obligations of U.S. Government
     agencies                                 $    7,422       $   284                $    7,706
   Corporate securities                          108,682         1,879        $  23      110,538
   Mortgage-backed securities                      5,016            69                     5,085
   States, territories and possessions             5,594           228                     5,822
                                           -----------------------------------------------------

Total                                           $126,714        $2,460        $  23     $129,151
                                           =====================================================


DECEMBER 31, 1996
Fixed maturities:

   U.S. Treasury securities and
     obligations of U.S. Government
     agencies                                 $    3,244      $    193                  $  3,437
   Corporate securities                           73,366         1,082        $ 191       74,257
   Mortgage-backed securities                      1,017                          5        1,012
   States, territories and possessions             4,578           182                     4,760
                                           -----------------------------------------------------

Total                                          $  82,205        $1,457        $ 196     $ 83,466
                                           =====================================================

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

3.  INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers or lenders may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              AMORTIZED              FAIR
                                                COST                 VALUE
                                           -------------------------------------
                                                    (In Thousands)
FIXED MATURITIES AVAILABLE-FOR-SALE

Due in one year or less                       $  12,618           $  12,617
Due after one year through five years            59,514              60,938
Due after five years through ten years           28,353              28,627
Due after ten years through twenty years          1,921               1,967
Due after twenty years                           19,292              19,917
Mortgage-backed securities                        5,016               5,085
                                           -------------------------------------

Total fixed maturities available-for-sale      $126,714            $129,151
                                           =====================================

The proceeds from sales of available-for-sale fixed maturities for the year ended December 31, 1997, 1996 and 1995 were $45,217,170, $6,558,755 and
$11,634,871, respectively. Gross gains of $772,361, $90,811 and $466,164 and gross losses of $5,539, $2,039 and $0 were realized on these sales, respectively.

Fixed maturities with a fair value of $414,100 at December 31, 1997 are in a custody account on behalf of the New York State Insurance Department to satisfy regulatory requirements. At December 31, 1996, the comparable amount was $401,651.

4.  FEDERAL INCOME TAXES

Beginning in 1996, the Company participates as a member of the MWL affiliated group consolidated federal income tax return. In 1995, the Company participated as a member of the MNA consolidated federal income tax return. The Company files separate state income tax returns. The method of allocation between companies is subject to a written tax sharing agreement. The tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability computed on a separate return

              The Manufacturers Life Insurance Company of New York

4.  FEDERAL INCOME TAXES (CONTINUED)

basis bears to the tax liability of the consolidated group. The tax charge to the Company shall not be more than the Company would have paid on a separate return basis. The Company settles its current income tax each year through an intercompany account.

The Company's effective income tax rate varies from the statutory federal income tax rate as follows:

                                                                YEAR ENDED
                                                                DECEMBER 31
                                                             1997    1996  1995
                                                             ------------------
Statutory federal income tax rate applied to income
   before federal income taxes                                 35%    35%   35%
Add (deduct):
   Disallowed meals, entertainment                                           2
   Nondeductible consulting fees                                             4
   Reversal of deferred asset valuation allowance
                                                                            (6)

                                                             ------------------

Effective income tax rate                                      35%    35%   35%
                                                             ==================

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's net deferred tax liability are as follows:

                                                    DECEMBER 31
                                                1997          1996
                                          --------------------------
Deferred tax assets:

   Investment amortization                $    92,345    $    62,711
   Reserves                                                  117,558
                                          --------------------------
Total deferred tax assets                      92,345        180,269
                                          --------------------------

Deferred tax liabilities:

   Deferred policy acquisition costs       (1,134,971)    (1,283,150)
   Reserves                                    (3,683)
   Unrealized gain on fixed maturities,
     net of DPAC effect                      (589,696)      (225,819)
   Other                                     (633,413)      (606,301)
                                          --------------------------
Total deferred tax liabilities             (2,361,763)    (2,115,270)
                                          --------------------------

Net deferred tax liability                $(2,269,418)   $(1,935,001)
                                          ==========================

              The Manufacturers Life Insurance Company of New York

4.  FEDERAL INCOME TAXES (CONTINUED)

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

5.  SHAREHOLDER'S EQUITY

The net assets of the Company available for the Parent as dividends are generally limited to and cannot be made except from earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles, for the Company were as follows:

                                      YEAR ENDED DECEMBER 31
                                1997            1996           1995
                          ------------    ------------   ------------
Net income (loss)         $ (1,562,544)   $    231,315   $   (578,899)
Net capital and surplus     68,336,238      22,265,070      8,821,782


The components of the balance sheet caption "Unrealized appreciation on available-for-sale securities" in shareholder's equity are summarized as follows:

                                                 DECEMBER 31
                                             1997         1996
                                           ----------------------
                                                 (In Thousands)
Fair value of securities                   $ 129,151    $  83,466
Amortized cost of securities                 126,714       82,205
                                           ----------------------
Unrealized appreciation                        2,437        1,261
Adjustment to deferred policy
  acquisition costs                             (752)        (616)
Deferred income taxes                           (590)        (226)
                                           ----------------------
Unrealized appreciation on securities
  available-for-sale                       $   1,095    $     419
                                           ======================

              The Manufacturers Life Insurance Company of New York

6.  RELATED-PARTY TRANSACTIONS

The Company utilizes various services administered by its Parent and affiliates such as legal, personnel, investment accounting and other corporate services. In 1995, NAL charged the Company approximately $456,000 and, in 1996, MLI and MNA charged the Company approximately $661,000 for those services. At December 31, 1996, the Company had a net liability of $1,965,338 to MLI and MNA for these charges. For the first nine months of 1997, MLI and MNA charged the Company approximately $623,000. Effective October 1, 1997, pursuant to a new Plan of Operations, all intercompany expenses were billed through MLI. For the fourth quarter of 1997, MLI billed the Company expenses of $869,000. At December 31, 1997, the Company had a net liability to MLI of $2,977,176 for these services.

For the nine months ended September 30, 1997 and the two years ended December 31, 1996 and 1995, the Company paid underwriting commissions to NASL Financial of $8,421,182, $7,049,687 and $5,348,500, respectively. NASL Financial then reimbursed Wood Logan for promotional agent services. Effective October 1, 1997, MSS replaced NASL Financial as underwriter. Thereafter, all commissions were paid to MSS by the Company, and Wood Logan marketing services were paid by MLI who was reimbursed by the Company. Underwriting commissions and marketing services expense of $4,431,068 was incurred during the fourth quarter of 1997. At December 31, 1997 and 1996, the Company had a net liability of $1,367,857 and $51,308, respectively, for these services.

The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 4, 5 and 8 for additional related-party transactions).

7.  NOTES PAYABLE

The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advancements under the line of credit at December 31, 1997 and 1996.

              The Manufacturers Life Insurance Company of New York

8.  RETIREMENT PLANS

MLI, and formerly NAL prior to the merger, sponsors a defined benefit pension plan (the Plan) covering substantially all of the Company's employees. The benefits are based on years of service and the employee's compensation during the last five years of employment. MLI's funding policy is to contribute annually the normal cost up to the maximum amount that can be deducted for federal income tax purposes and to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. No pension costs were allocated to the Company in 1997, 1996 or 1995, as the Plan was subject to the full funding limitation under the Internal Revenue Code.

The Company participates in a defined contribution retirement plan sponsored by the Parent pursuant to regulation 401(k) of the Internal Revenue Code. All employees who are 21 years old are eligible after one year of service. The Company contributes two percent of base pay plus fifty percent of the employee savings contribution. The employee savings contribution is limited to six percent of base pay.

9.  LEASES

The Company leases office space under an operating lease agreement which expires in 1999 and is subject to a renewal option at market rates prevailing at the time of renewal. For the years ended December 31, 1997, 1996 and 1995, the Company incurred rent expense of $83,809, $79,950 and $72,695, respectively. The minimum lease payments associated with the office space are as follows:

                                            MINIMUM LEASE
                                               PAYMENTS
                                           --------------
                         Year ended:

                            1998             $  81,648
                            1999                61,236
                                           --------------

                           Total              $142,884
                                           ==============

              The Manufacturers Life Insurance Company of New York

10.  FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107 (SFAS 107), Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

     Fixed Maturities: Fair values for fixed maturities are obtained from an independent pricing service.

     Short-Term Investments and Cash and Cash Equivalents: The carrying amounts reported in the accompanying balance sheet for short-term investments, cash and cash equivalents approximate their fair values.

     Policy Loans: The carrying amount in the balance sheet for policy loans approximates the fair value.

     Policyholder Funds: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.

              The Manufacturers Life Insurance Company of New York

10.  FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                    DECEMBER 31, 1997                     DECEMBER 31, 1996
                              ----------------------------------------------------------------------
                                CARRYING            FAIR             CARRYING              FAIR
                                 VALUE              VALUE             VALUE                VALUE
                              ----------------------------------------------------------------------
Assets:

   Fixed maturities           $129,150,862       $129,150,862        $83,466,225         $83,466,225
   Short-term investments        9,998,179          9,998,179          3,984,370           3,984,370
   Policy loans                    398,270            398,270            183,070             183,070
   Cash and cash equivalents     1,431,114          1,431,114          4,104,731           4,104,731

Liabilities:

   Policyholder funds           86,611,035         81,715,263         80,033,667          74,985,163

11.  YEAR 2000 ISSUES (UNAUDITED)

Like other business organizations and individuals, the Company would be adversely affected if its computer systems and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company is completing an assessment of the Year 2000 impact on its systems and business processes. Management believes that the Company will complete its Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates, which were derived utilizing numerous assumptions of future events. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

          The Manufacturers Life Insurance Company of New York Separate Account A (formerly FNAL Variable Account of First North American Life
                               Assurance Company)

                  Audited Statutory-Basis Financial Statements

                     Years ended December 31, 1997 and 1996



                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets, Liabilities and Contract Owners' Equity..................2
Statements of Operations and Changes in Contract Owners' Equity...............3
Notes to Financial Statements................................................15

                         REPORT OF INDEPENDENT AUDITORS



To the Contract Owners of
The Manufacturers Life Insurance Company of
  New York Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (formerly FNAL Variable Account of First North American Life Assurance Company) of the Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as the Company) as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 1997, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                          /s/ Ernst & Young, LLP

Boston, Massachusetts
February 5, 1998

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

          Statement of Assets, Liabilities and Contract Owners' Equity

                                December 31, 1997


ASSETS
Investments at market value:
   Sub-accounts:
     Equity Portfolio - 3,582,006 Shares (Cost $67,468,793)                                $ 77,013,136
     Investment Quality Bond Portfolio - 665,156 Shares (Cost $7,666,335)                     8,068,338
     Growth and Income Portfolio - 3,764,444 Shares (Cost $64,892,117)                       89,932,572
     Blue Chip Growth Portfolio - 2,688,521 Shares (Cost $33,194,006)                        40,327,819
     Money Market Portfolio - 2,667,971 Shares (Cost $26,679,706)                            26,679,706
     Global Equity Portfolio - 2,348,755 Shares (Cost $38,956,965)                           45,518,863
     Global Government Bond Portfolio - 615,787 Shares (Cost $8,264,231)                      8,664,117
     U.S. Government Securities Portfolio - 1,071,265 Shares (Cost $13,939,619)              14,462,083
     Conservative Asset Allocation Portfolio - 573,567 Shares (Cost $6,332,487)               6,756,624
     Moderate Asset Allocation Portfolio - 1,865,406 Shares (Cost $21,553,104)               24,157,010
     Aggressive Asset Allocation Portfolio - 830,875 Shares (Cost $10,103,354)               11,931,366
     Equity-Income Portfolio - 4,506,441 Shares (Cost $59,620,098)                           77,691,038
     Strategic Bond Portfolio - 2,649,051 Shares (Cost $30,163,970)                          32,795,253
     International Growth and Income Portfolio - 1,473,433 Shares (Cost $16,305,760)         16,222,499
     Growth  Portfolio - 420,287 Shares (Cost $6,492,244)                                     7,233,133
     Small/Mid Cap Portfolio - 1,180,945 Shares (Cost $16,314,534)                           18,198,366
     International Small Cap Portfolio - 499,683 Shares (Cost $6,814,983)                     6,845,654
     Pacific Rim Emerging Markets Portfolio - 58,779 Shares (Cost $529,034)                     420,856
     Science & Technology Portfolio - 413,975 Shares (Cost $5,829,665)                        5,638,339
     Emerging Growth Portfolio - 125,159 Shares (Cost $2,772,729)                             3,020,096
     Pilgrim Baxter Growth Portfolio - 185,512 Shares (Cost $2,242,562)                       2,318,897
     International Stock Portfolio - 145,305 Shares (Cost $1,784,135)                         1,666,646
     Worldwide Growth Portfolio - 113,140 Shares (Cost $1,598,432)                            1,588,485
     Quantitative Equity Portfolio - 79,148 Shares (Cost $1,706,560)                          1,780,838
     Value Trust Portfolio - 267,176 Shares (Cost $3,918,143)                                 3,954,210
     Real Estate Securities Portfolio - 113,299 Shares (Cost $2,090,032)                      2,273,903
     Balanced Portfolio - 44,099 Shares (Cost $820,074)                                         852,430
     High Yield Portfolio - 288,456 Shares (Cost $3,851,398)                                  3,911,466
     Capital Growth Bond Portfolio - 35,024 Shares (Cost $405,005)                              415,039
     Lifestyle Aggressive 1000 Portfolio - 364,008 Shares (Cost $4,749,944)                   4,903,191
     Lifestyle Growth 820 Portfolio - 1,670,751 Shares (Cost $22,267,358)                    23,006,242
     Lifestyle Balanced 640 Portfolio - 1,519,843 Shares (Cost $19,871,712)                  20,609,066
     Lifestyle Moderate 460 Portfolio - 488,488 Shares (Cost $6,284,358)                      6,521,313
     Lifestyle Conservative 280 Portfolio - 139,489 Shares (Cost $1,746,674)                  1,814,749
                                                                                           ------------

Total assets                                                                               $597,193,343
                                                                                           ============

LIABILITIES
Due to The Manufacturers Life Insurance Company of New York                                $     61,009
                                                                                           ------------
Total liabilities                                                                                61,009

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                  597,132,334
                                                                                           ------------
Total contract owners' equity                                                               597,132,334
                                                                                           ------------

Total liabilities and contract owners' equity                                              $597,193,343
                                                                                           ============


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


         Statements of Operations and Changes in Contract Owners' Equity


                                                                             SUB-ACCOUNT
                                   -----------------------------------------------------------------------------------------------
                                               EQUITY                  INVESTMENT QUALITY BOND               GROWTH AND INCOME
                                   -----------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                        1997             1996            1997            1996             1997             1996
                                   -----------------------------------------------------------------------------------------------
Income:
   Dividends                       $ 12,486,387     $  4,212,194     $   466,752     $   330,960     $  4,210,169     $  1,201,526
Expenses:
   Mortality & expense risk and
     administrative charges             973,089          696,214          98,931          81,731        1,011,442          554,839
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)         11,513,298        3,515,980         367,821         249,229        3,198,727          646,687
Net realized gain (loss)              1,152,410          803,960         (39,663)        (41,679)       1,459,961          699,979
Unrealized appreciation
   (depreciation) during the
   period                            (1,707,499)       4,001,154         243,636        (126,465)      13,568,863        6,590,316
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        10,958,209        8,321,094         571,794          81,085       18,227,551        7,936,982
                                   -----------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                9,500,943       12,415,699       1,310,962       1,522,442       17,401,810       12,711,765
     Transfers between sub-
       accounts and the
       Company                         (350,550)       6,970,084          28,925         143,185        4,249,654        5,146,931
     Withdrawals                     (3,231,007)      (2,484,007)       (387,897)       (305,464)      (2,405,054)      (1,647,121)
     Annual contract fee                (40,938)         (31,168)         (3,433)         (2,952)         (36,410)         (22,473)
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             5,878,448       16,870,608         948,557       1,357,211       19,210,000       16,189,102
                                   -----------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           16,836,657       25,191,702       1,520,351       1,438,296       37,437,551       24,126,084

Contract owners' equity at
   beginning of period               60,176,479       34,984,777       6,547,987       5,109,691       52,495,021       28,368,937
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 77,013,136     $ 60,176,479     $ 8,068,338     $ 6,547,987     $ 89,932,572     $ 52,495,021
                                   ===============================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                         BLUE CHIP GROWTH                     MONEY MARKET                     GLOBAL EQUITY
                                  -------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                       1997             1996             1997             1996             1997             1996
                                  -------------------------------------------------------------------------------------------------
Income:
   Dividends                      $  4,355,890     $     49,244     $    951,844     $    666,610     $  3,668,941     $    508,320
Expenses:
   Mortality & expense risk and
     administrative charges            432,353          256,791          264,763          190,702          576,664          452,278
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         3,923,537         (207,547)         687,081          475,908        3,092,277           56,042
Net realized gain (loss)               800,939        1,130,363           (1,945)               0          838,480          328,529
Unrealized appreciation
   (depreciation) during the
   period                            1,966,728        2,929,786                0                0        3,169,356        3,040,904
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        6,691,204        3,852,602          685,136          475,908        7,100,113        3,425,475
                                  -------------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments              10,078,132        3,792,020       23,992,681       17,222,435        5,521,967        4,732,647
     Transfers between sub-
       accounts and the
       Company                       2,208,938          837,918      (14,589,991)      (6,926,625)      (1,298,656)       1,228,061
     Withdrawals                      (861,115)        (785,268)      (1,875,345)      (1,374,481)      (1,526,906)      (1,254,487)
     Annual contract fee               (15,363)         (11,504)          (5,681)          (4,191)         (23,902)         (21,916)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions           11,410,592        3,833,166        7,521,664        8,917,138        2,672,503        4,684,305
                                  -------------------------------------------------------------------------------------------------
Total increase (decrease) in
   contract owners' equity          18,101,796        7,685,768        8,206,800        9,393,046        9,772,616        8,109,780

Contract owners' equity at
   beginning of period              22,226,023       14,540,255       18,472,906        9,079,860       35,746,247       27,636,467
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 40,327,819     $ 22,226,023     $ 26,679,706     $ 18,472,906     $ 45,518,863     $ 35,746,247
                                  =================================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                   ---------------------------------------------------------------------------------------------
                                         GLOBAL GOVERNMENT                U.S. GOVERNMENT                 CONSERVATIVE ASSET
                                              BOND                           SECURITIES                       ALLOCATION
                                   ---------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                       1997            1996             1997             1996            1997            1996
                                   ---------------------------------------------------------------------------------------------
Income:
   Dividends                       $   783,380     $   691,071     $    834,686     $    695,497     $   563,780     $   303,060
Expenses:
   Mortality & expense risk and
     administrative charges            125,157         117,412          187,607          180,392          91,137          74,150
                                   ---------------------------------------------------------------------------------------------
Net investment income (loss)           658,223         573,659          647,079          515,105         472,643         228,910
Net realized gain (loss)               (18,110)         49,478          118,520          (90,826)         35,895          (5,915)
Unrealized appreciation
   (depreciation) during the
   period                             (505,617)        302,087          135,070         (161,555)        100,855          52,849
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                          134,496         925,224          900,669          262,724         609,393         275,844
                                   ---------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               1,025,262       1,280,963        2,213,798        3,026,542         540,228       1,430,444
     Transfers between sub-
       accounts and the
       Company                      (1,236,660)       (173,816)      (1,002,548)        (487,892)       (520,669)        479,988
     Withdrawals                      (408,918)       (299,284)        (884,908)        (760,893)       (287,581)       (157,409)
     Annual contract fee                (4,515)         (4,601)          (6,841)          (6,466)         (4,606)         (3,929)
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             (624,831)        803,262          319,501        1,771,291        (272,628)      1,749,094
                                   ---------------------------------------------------------------------------------------------
Total increase (decrease) in
   contract owners' equity            (490,335)      1,728,486        1,220,170        2,034,015         336,765       2,024,938

Contract owners' equity at
   beginning of period               9,154,452       7,425,966       13,241,913       11,207,898       6,419,859       4,394,921
                                   ---------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 8,664,117     $ 9,154,452     $ 14,462,083     $ 13,241,913     $ 6,756,624     $ 6,419,859
                                   =============================================================================================


See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                           MODERATE ASSET                 AGGRESSIVE ASSET
                                            ALLOCATION                       ALLOCATION                        EQUITY INCOME
                                  -------------------------------------------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                       1997             1996             1997             1996             1997             1996
                                  -------------------------------------------------------------------------------------------------
Income:
   Dividends                      $  2,264,586     $  1,444,910     $  1,038,315     $    591,316     $  7,869,988     $  2,760,886
Expenses:
   Mortality & expense risk and
     administrative charges            321,851          260,204          155,411          123,166          920,557          626,800
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         1,942,735        1,184,706          882,904          468,150        6,949,431        2,134,086
Net realized gain (loss)               177,670           45,838          137,438          102,080        1,348,326        1,002,895
Unrealized appreciation
   (depreciation) during the
   period                              932,989          302,322          738,123          399,926        7,719,775        4,397,254
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        3,053,394        1,532,866        1,758,465          970,156       16,017,532        7,534,235
                                  -------------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               1,602,078        4,663,584          869,661        2,011,845        9,213,615        9,586,456
     Transfers between sub-
       accounts and the
       Company                      (1,158,960)         348,765         (488,660)         426,113        1,275,136        1,711,762
     Withdrawals                      (866,466)        (790,985)        (225,655)        (327,864)      (2,621,838)      (1,552,108)
     Annual contract fee               (13,414)         (11,874)          (7,970)          (6,447)         (36,208)         (27,883)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             (436,762)       4,209,490          147,376        2,103,647        7,830,705        9,718,227
                                  -------------------------------------------------------------------------------------------------
Total increase (decrease) in
   contract owners' equity           2,616,632        5,742,356        1,905,841        3,073,803       23,848,237       17,252,462

Contract owners' equity at
   beginning of period              21,540,378       15,798,022       10,025,525        6,951,722       53,842,801       36,590,339
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 24,157,010     $ 21,540,378     $ 11,931,366     $ 10,025,525     $ 77,691,038     $ 53,842,801
                                  =================================================================================================

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                   -----------------------------------------------------------------------------------------------
                                                                              INTERNATIONAL
                                           STRATEGIC BOND                   GROWTH AND INCOME                   GROWTH (1)
                                   -----------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,         PERIOD ENDED DECEMBER 31,
                                        1997             1996             1997             1996            1997            1996
                                   -----------------------------------------------------------------------------------------------
Income:
   Dividends                       $  1,679,486     $    895,859     $    885,754     $     11,510     $        87     $    12,025
Expenses:
   Mortality & expense risk and
     administrative charges             388,062          211,859          212,232          121,381          64,976           5,889
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)          1,291,424          684,000          673,522         (109,871)        (64,889)          6,136
Net realized gain (loss)                390,907           92,972          253,795          115,386         147,916          11,692
Unrealized appreciation
   (depreciation) during the
   period                               810,491        1,076,844       (1,196,179)       1,003,453         716,026          24,863
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                    2,492,822        1,853,816         (268,862)       1,008,968         799,053          42,691
                                   -----------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               10,705,119        8,169,822        4,149,234        5,129,470       2,997,064       1,266,705
     Transfers between sub-
       accounts and the
       Company                       (1,094,529)       2,164,565          256,352        2,564,247       1,662,952         621,477
     Withdrawals                     (1,336,309)        (434,689)        (567,740)        (460,411)       (150,147)         (4,637)
     Annual contract fee                (11,345)          (6,859)          (9,090)          (5,629)         (1,909)           (116)
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             8,262,936        9,892,839        3,828,756        7,227,677       4,507,960       1,883,429
                                   -----------------------------------------------------------------------------------------------
Total increase (decrease) in
   contract owners' equity           10,755,758       11,746,655        3,559,894        8,236,645       5,307,013       1,926,120

Contract owners' equity at
   beginning of period               22,039,495       10,292,840       12,662,605        4,425,960       1,926,120               0
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 32,795,253     $ 22,039,495     $ 16,222,499     $ 12,662,605     $ 7,233,133     $ 1,926,120
                                   ===============================================================================================


(1)   From commencement of operations July 15, 1996

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                      SUB-ACCOUNT
                                   --------------------------------------------------------------------------------
                                                                                                      PACIFIC RIM
                                                                            INTERNATIONAL          EMERGING MARKETS
                                          SMALL/MID CAP (2)                 SMALL CAP (2)                  (3)
                                   --------------------------------------------------------------------------------
                                                                                                       YEAR ENDED
                                      PERIOD ENDED DECEMBER 31,       PERIOD ENDED DECEMBER 31,       DECEMBER 31,
                                        1997            1996            1997            1996             1997
                                   --------------------------------------------------------------------------------
Income:
   Dividends                       $          0     $         0     $     3,321     $    18,137        $   1,220
Expenses:
   Mortality & expense risk and
     administrative charges             199,889          60,914          95,122          28,083            4,946
                                   --------------------------------------------------------------------------------
Net investment income (loss)           (199,889)        (60,914)        (91,801)         (9,946)          (3,726)
Net realized gain (loss)                275,484         (39,038)        142,993          27,193          (61,488)
Unrealized appreciation
   (depreciation) during the
   period                             1,502,306         381,526        (156,452)        187,123         (108,178)
                                   --------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                    1,577,901         281,574        (105,260)        204,370         (173,392)
                                   --------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                4,904,177       6,512,107       1,883,923       3,155,015          408,285
     Transfers between sub-
       accounts and the
       Company                        2,325,955       3,214,790         364,530       1,665,228          186,610
     Withdrawals                       (464,579)       (145,116)       (223,256)        (94,862)            (600)
     Annual contract fee                 (7,535)           (908)         (3,550)           (484)             (47)
                                   --------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             6,758,018       9,580,873       2,021,647       4,724,897          594,248
                                   --------------------------------------------------------------------------------
Total increase (decrease) in
   contract owners' equity            8,335,919       9,862,447       1,916,387       4,929,267          420,856

Contract owners' equity at
   beginning of period                9,862,447               0       4,929,267               0                0
                                   --------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 18,198,366     $ 9,862,447     $ 6,845,654     $ 4,929,267        $ 420,856
                                   ================================================================================

(2)  From commencement of operations on March 4, 1996.

(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust after the close of business on December 31, 1996.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                      SUB-ACCOUNT
                                                 -----------------------------------------------------
                                                   SCIENCE &      EMERGING GROWTH        PILGRIM
                                                 TECHNOLOGY (4)         (3)          BAXTER GROWTH (4)
                                                 -----------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                  DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                      1997               1997               1997
                                                 -----------------------------------------------------
Income:
   Dividends                                      $    88,803        $         0        $         0
Expenses:
   Mortality & expense risk and
     administrative charges                            40,948             21,107             16,862
                                                 -----------------------------------------------------
Net investment income (loss)                           47,855            (21,107)           (16,862)
Net realized gain (loss)                               32,246             30,095             (4,782)
Unrealized appreciation (depreciation)
   during the period                                 (191,326)           247,367             76,335
                                                 -----------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                            (111,225)           256,355             54,691
                                                 -----------------------------------------------------

Changes from principal transactions:
   Purchase payments                                4,250,885          2,039,572          1,608,478
   Transfers between sub-accounts and the
     Company                                        1,544,783            820,149            692,632
   Withdrawals                                        (45,757)           (95,697)           (36,691)
   Annual contract fee                                   (347)              (283)              (213)
                                                 -----------------------------------------------------
Net increase (decrease) in contract owners'
   equity from principal transactions               5,749,564          2,763,741          2,264,206
                                                 -----------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                   5,638,339          3,020,096          2,318,897
Contract owners' equity at beginning of
   period                                                   0                  0                  0
                                                 -----------------------------------------------------

Contract owners' equity at end of period          $ 5,638,339        $ 3,020,096        $ 2,318,897
                                                 =====================================================


(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust after the close of business on December 31, 1996.

(4)  From commencement of operations January 1, 1997

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                                             ----------------------------------------------------------
                                             INTERNATIONAL STOCK      WORLDWIDE GROWTH     QUANTITATIVE
                                                     (3)                    (4)             EQUITY (3)
                                             ----------------------------------------------------------
                                                  YEAR ENDED             YEAR ENDED         YEAR ENDED
                                                 DECEMBER 31,           DECEMBER 31,       DECEMBER 31,
                                                     1997                   1997               1997
                                             ----------------------------------------------------------
Income:
   Dividends                                      $    22,697            $    13,596        $         0
Expenses:
   Mortality & expense  risk and                       11,181                 11,839              9,581
     administrative charges
                                             ----------------------------------------------------------
Net investment income (loss)                           11,516                  1,757             (9,581)
Net realized gain (loss)                               15,045                 37,872             24,157
Unrealized appreciation (depreciation)
   during the period                                 (117,489)                (9,947)            74,278
                                             ----------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                             (90,928)                29,682             88,854
                                             ----------------------------------------------------------
Changes from principal transactions:
     Purchase payments                              1,297,853              1,425,291          1,032,261
     Transfers between sub-accounts and
         the Company                                  481,899                151,565            668,825
     Withdrawals                                      (22,120)               (17,954)            (9,016)
     Annual contract fee                                  (58)                   (99)               (86)
                                             ----------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from principal transactions               1,757,574              1,558,803          1,691,984
                                             ----------------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                   1,666,646              1,588,485          1,780,838
Contract owners' equity at beginning of
   period                                                   0                      0                  0
                                             ----------------------------------------------------------

Contract owners' equity at end of period          $ 1,666,646            $ 1,588,485        $ 1,780,838
                                             ==========================================================

(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust after the close of business on December 31, 1996.

(4)  From commencement of operations January 1, 1997.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                                                ---------------------------------------------------
                                                                     REAL ESTATE
                                                VALUE TRUST (4)     SECURITIES (3)      BALANCED (3)
                                                ---------------------------------------------------
                                                   YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                  DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                      1997               1997             1997
                                                ---------------------------------------------------
Income:
   Dividends                                      $   121,213        $         0        $       0
Expenses:
   Mortality & expense risk and
     administrative charges                            24,617             14,364            4,012
                                                -------------------------------------------------
Net investment income (loss)                           96,596            (14,364)          (4,012)
Net realized gain (loss)                               54,041             75,356            3,982
Unrealized appreciation (depreciation)
   during the period                                   36,067            183,871           32,356
                                                 ------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                             186,704            244,863           32,326
                                                 ------------------------------------------------
Changes from principal transactions:
   Purchase payments                                3,080,913          1,668,997          583,883
   Transfers between sub-accounts and the
     Company                                          711,554            369,754          237,500
   Withdrawals                                        (24,773)            (9,622)          (1,275)
   Annual contract fee                                   (188)               (89)              (4)
                                                 ------------------------------------------------
Net increase (decrease) in contract owners'
   equity from principal transactions               3,767,506          2,029,040          820,104
                                                 ------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                   3,954,210          2,273,903          852,430
Contract owners' equity at beginning of
   period                                                   0                  0                0
                                                 ------------------------------------------------

Contract owners' equity at end of period          $ 3,954,210        $ 2,273,903        $ 852,430
                                                 ================================================


(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust after the close of business on December 31, 1996.

(4)  From commencement of operations January 1, 1997.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                                  ---------------------------------------------------------
                                                                          CAPITAL            LIFESTYLE
                                                  HIGH YIELD (4)      GROWTH BOND (3)   AGGRESSIVE 1000 (4)
                                                  ---------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                                        1997               1997                 1997
                                                  ---------------------------------------------------------
Income:
   Dividends                                        $   145,840          $       0          $    25,615
Expenses:
   Mortality & expense risk and
     administrative charges                              29,216              2,231               31,492
                                                  ---------------------------------------------------------
Net investment income (loss)                            116,624             (2,231)              (5,877)
Net realized gain (loss)                                 49,427              5,380               16,091
Unrealized appreciation (depreciation)
   during the period                                     60,068             10,034              153,247
                                                  ---------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                               226,119             13,183              163,461
                                                  ---------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                3,947,397            308,180            3,805,176
     Transfers between sub-accounts and
        the Company                                    (234,593)            96,961              941,364
     Withdrawals                                        (27,399)            (3,280)              (6,907)
     Annual contract fee                                    (58)                (5)                (344)
                                                  ---------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from principal transactions                 3,685,347            401,856            4,739,289
                                                  ---------------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                     3,911,466            415,039            4,902,750
Contract owners' equity at beginning of
   period                                                     0                  0                    0
                                                  ---------------------------------------------------------

Contract owners' equity at end of period            $ 3,911,466          $ 415,039          $ 4,902,750
                                                  =========================================================


(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust after the close of business on December 31, 1996.

(4)  From commencement of operations January 1, 1997.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                                    ----------------------------------------------------------
                                                      LIFESTYLE             LIFESTYLE             LIFESTYLE
                                                    GROWTH 820 (4)       BALANCED 640 (4)     MODERATE 460 (4)
                                                    ----------------------------------------------------------
                                                      YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                                                          1997                  1997                 1997
                                                    ----------------------------------------------------------
Income:
   Dividends                                         $    233,491          $    295,156          $   136,780
Expenses:
   Mortality & expense risk and
     administrative charges                               142,644               132,309               45,898
                                                    ----------------------------------------------------------
Net investment income (loss)                               90,847               162,847               90,882
Net realized gain (loss)                                   21,224                30,037                  469
Unrealized appreciation (depreciation)
   during the period                                      738,884               737,354              236,955
                                                    ----------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                                 850,955               930,238              328,306
                                                    ----------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                 17,308,083            16,773,691            4,527,287
     Transfers between sub-accounts and
       the Company                                      5,044,274             3,245,867            1,713,547
     Withdrawals                                         (220,725)             (366,383)             (56,284)
     Annual contract fee                                     (547)                 (440)                 (53)
                                                    ----------------------------------------------------------
Net increase  (decrease) in contract owners'
   equity from principal transactions                  22,131,085            19,652,735            6,184,497
                                                    ----------------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                      22,982,040            20,582,973            6,512,803
Contract owners' equity at beginning
   of period                                                    0                     0                    0
                                                    ----------------------------------------------------------

Contract owners' equity at end of period             $ 22,982,040          $ 20,582,973          $ 6,512,803
                                                    ==========================================================


(4)  From commencement of operations January 1, 1997.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)


   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                           SUB-ACCOUNT
                                                --------------------------------------------------------------
                                                     LIFESTYLE                              TOTAL
                                                CONSERVATIVE 280 (4)
                                                --------------------------------------------------------------
                                                     YEAR ENDED                           YEAR ENDED
                                                    DECEMBER  31,                        DECEMBER 31
                                                         1997                   1997                   1996
                                                --------------------------------------------------------------
Income:
   Dividends                                        $     42,545          $  43,190,322          $  14,393,125
Expenses:
   Mortality & expense risk and
     administrative charges                               12,554              6,675,044              4,042,805
                                                --------------------------------------------------------------
Net investment income (loss)                              29,991             36,515,278             10,350,320
Net realized gain (loss)                                  (8,788)             7,541,380              4,232,907
Unrealized appreciation (depreciation)
   during the period                                      68,075             30,266,422             24,402,387
                                                --------------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from operations                                 89,278             74,323,080             38,985,614
                                                --------------------------------------------------------------
Changes from principal transactions:
     Purchase payments                                 1,530,748            173,507,634             98,629,961
     Transfers between sub-accounts and
       the Company                                       205,923              7,509,833             19,934,781
     Withdrawals                                         (12,896)           (19,282,100)           (12,879,086)
     Annual contract fee                                     (67)              (235,638)              (169,401)
                                                --------------------------------------------------------------
Net increase (decrease) in contract owners'
   equity from principal transactions                  1,723,708            161,499,729            105,516,255
                                                --------------------------------------------------------------
Total increase (decrease) in contract
   owners' equity                                      1,812,986            235,822,809            144,501,869
Contract owners' equity at beginning of
   period                                                      0            361,309,525            216,807,656
                                                --------------------------------------------------------------

Contract owners' equity at end of period            $  1,812,986          $ 597,132,334          $ 361,309,525
                                                ==============================================================


(4)  From commencement of operations January 1, 1997.

See accompanying notes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                         Notes to Financial Statements

                               December 31, 1997

1.   ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (formerly FNAL Variable Account of First North American Life Assurance Company and hereinafter referred to as the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-five subaccounts of Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as the Trust). The Account is a funding vehicle for variable annuity contracts (the "Contracts") issued by the Company. The account includes two contracts, distinguished principally by the level of expenses and surrender charges. These two contracts are Venture Variable Annuity 9 (VEN9) and Venture Variable Annuity 10 (VEN10). The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (formerly NAWL Holding Company, Inc. And hereinafter referred to as MWL). MWL holds all the outstanding shares of MNA and Wood Logan Associates, Inc. ("Wood Logan"). The Manufacturers Life Insurance Company ("MLI") owns all Class A shares of MWL, representing 85% of the voting shares of MWL. Certain employees of Wood Logan own all Class B shares, which represent the remaining 15% voting interest in MWL.

Effective after the close of business on December 31, 1996, the portfolios of the Manulife Series Funds, Inc. (a series trust of MLI) were merged with the Trust. As a result of this merger, seven additional sub-accounts became available as investment options to the contract owners of the Account and include the Emerging Growth, Quantitative Equity, Balanced, Real Estate Securities, Capital Growth, Pacific Rim Emerging Markets and International Stock portfolios. Also effective after the close of business on December 31, 1996, ten new portfolios became available as investment options to contract owners of the Account and include the five Lifestyle portfolios and the Pilgrim Baxter Growth, Science and Technology, Worldwide Growth, Value Trust and High Yield portfolios.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

On December 23, 1997, a new sub-account, Small Company Value, commenced operations. Although the fund was available to contract owners in 1997, no investments were made.

On March 4, 1996, two new sub-accounts, Small/Mid Cap and International Small Cap, commenced operations. On July 15, 1996, the Growth sub-account commenced operations.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


3.   AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Account are performed by the Company. The Company had an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. (NASL Financial). NASL Financial had an agreement with Wood Logan to promote the sale of annuity contracts. On October 1, 1997, NASL Financial ceased operations, and certain assets and liabilities of NASL Financial were contributed to form a new company, Manufacturers Securities Services LLC (MSS), for a 99.9% ownership interest. MSS has an Administrative Services Agreement with Wood Logan for marketing services for the sale of annuity contracts. Certain officers of the Account are officers and directors of the Company or the Trust.

4.   CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


5.   PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1997.

                                                    PURCHASES             SALES
                                                  --------------------------------

Equity Portfolio                                  $ 21,967,487         $ 4,575,741
Investment Quality Bond Portfolio                    2,337,330           1,020,952
Growth and Income Portfolio                         25,947,670           3,538,943
Blue Chip Growth Portfolio                          17,849,737           2,515,608
Money Market Portfolio                              36,858,199          28,649,454
Global Equity Portfolio                             10,607,613           4,842,833
Global Government Bond Portfolio                     2,011,356           1,977,964
U.S. Government Securities Portfolio                 4,742,448           3,775,868
Conservative Asset Allocation Portfolio              1,320,533           1,120,518
Moderate Asset Allocation Portfolio                  4,067,225           2,561,252
Aggressive Asset Allocation Portfolio                2,044,340           1,014,060
Equity-Income Portfolio                             19,068,632           4,288,496
Strategic Bond Portfolio                            13,600,499           4,046,139
International Growth and Income Portfolio            7,127,919           2,625,641
Growth Portfolio                                     5,174,014             730,943
Small/Mid Cap Portfolio                              9,240,362           2,682,233
International Small Cap Portfolio                    4,047,994           2,118,148
Pacific Rim Emerging Markets Portfolio                 954,557             364,035
Science & Technology Portfolio                       6,932,375           1,134,956
Emerging Growth Portfolio                            3,400,723             658,089
Pilgrim Baxter Growth Portfolio                      2,413,022             165,678
International Stock Portfolio                        2,121,748             352,658
Worldwide Growth Portfolio                           2,072,061             511,501
Quantitative Equity Portfolio                        1,847,979             165,576
Value Trust Portfolio                                4,401,205             537,103
Real Estate Securities Portfolio                     2,858,292             843,616
Balanced Portfolio                                     863,770              47,678
High Yield Portfolio                                 4,568,906             766,935
Capital Growth Bond Portfolio                          691,538             291,913
Lifestyle Aggressive 1000 Portfolio                  4,938,717             204,864
Lifestyle Growth 820 Portfolio                      22,531,589             285,455
Lifestyle Balanced 640 Portfolio                    22,195,269           2,353,594
Lifestyle Moderate 460 Portfolio                     6,407,993             124,104
Lifestyle Conservative 280 Portfolio                 2,051,931             296,469
                                                  ------------         -----------

Total                                             $279,265,033         $81,189,017
                                                  ============         ===========

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


6.   UNIT VALUES

A summary of the accumulation unit values at December 31, 1996 and 1997 and the accumulation units and dollar value outstanding at December 31, 1997 are as follows:

                                                     1996                                  1997
                                                   ----------         ------------------------------------------------
                                                     UNIT               UNIT
                                                     VALUE              VALUE              UNITS             DOLLARS
                                                   ----------         ------------------------------------------------

Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                      $24.664354         $29.002593         2,655,388         $77,013,136

Investment Quality Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                       16.943257          18.336912           440,005           8,068,338

Growth and Income Sub-Account:
   Ven 9 and Ven 10 Contracts                       20.178770          26.431239         3,402,511          89,932,572

Blue-Chip Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                       13.688523          17.134232         2,353,640          40,327,819

Money Market Sub-Account:
   Ven 9 and Ven 10 Contracts                       14.699636          15.241915         1,750,417          26,679,706

Global Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                       18.276450          21.770913         2,090,811          45,518,863

Global Government Bond Sub-Account:
     Ven 9 and Ven 10 Contracts                     19.803954          20.104158           430,961           8,664,117

U.S. Government Securities Sub-Account
     Ven 9 and Ven 10 Contracts                     16.393307          17.535478           824,733          14,462,083

Conservative Asset Allocation Sub-Account:
     Ven 9 and Ven 10 Contracts                     15.113142          16.607511           406,841           6,756,624

Moderate Asset Allocation Sub-Account:
     Ven 9 and Ven 10 Contracts                     15.995076          18.276161         1,321,777          24,157,010

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


6.   UNIT VALUES (CONTINUED)

                                            1996                                1997
                                          ----------        -----------------------------------------------
                                            UNIT              UNIT
                                            VALUE             VALUE             UNITS             DOLLARS
                                          ----------        -----------------------------------------------

Aggressive Asset Allocation Sub-
   Account:
     Ven 9 and Ven 10 Contracts           16.701647         19.614359           608,298         $11,931,366

Equity-Income Sub-Account:
   Ven 9 and Ven 10 Contracts             16.011513         20.479412         3,793,617          77,691,038

Strategic Bond Sub-Account:
   Ven 9 and Ven 10 Contracts             13.250563         14.500997         2,261,586          32,795,253

International Growth and Income
   Sub-Account:
     Ven 9 and Ven 10 Contracts           11.718276         11.545714         1,405,067          16,222,499

Growth Sub-Account:
   Ven 9 and Ven 10 Contracts             13.727312         16.968111           426,278           7,233,133

Small/Mid-Cap Sub-Account:
   Ven 9 and Ven 10 Contracts             13.215952         15.020670         1,211,555          18,198,366

International Small-Cap Sub-
   Account:
     Ven 9 and Ven 10 Contracts           13.493094         13.410016           510,488           6,845,654

Pacific Rim Emerging Markets Sub-
   Account:
     Ven 9 and Ven 10 Contracts                  --          8.180904            51,444             420,856

Science & Technology Sub-Account:
   Ven 9 and Ven 10 Contracts                    --         13.647195           413,150           5,638,339

Emerging Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                    --         14.574077           207,224           3,020,096

Pilgrim Baxter Growth Sub-Account
   Ven 9 and Ven 10 Contracts                    --         12.327066           188,114           2,318,897

International Stock Sub-Account:
   Ven 9 and Ven 10 Contracts                    --         12.652231           131,727           1,666,646

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


6.   UNIT VALUES (CONTINUED)

                                          1996                               1997
                                        ----------      -----------------------------------------------
                                          UNIT            UNIT
                                          VALUE           VALUE              UNITS            DOLLARS
                                        ----------      -----------------------------------------------

Worldwide Growth Sub-Account:
   Ven 9 and Ven 10 Contracts                --         13.965674           113,742         $ 1,588,485

Quantitative Equity Sub-Account:
   Ven 9 and Ven 10 Contracts                --         16.107191           110,562           1,780,838

Value Trust Sub-Account:
   Ven 9 and Ven 10 Contracts                --         15.057118           262,614           3,954,210

Real Estate Securities Sub-Account:
   Ven 9 and Ven 10 Contracts                --         14.949140           152,109           2,273,903

Balanced Sub-Account:
   Ven 9 and Ven 10 Contracts                --         14.609853            58,346             852,430

High-Yield Sub-Account:
   Ven 9 and Ven 10 Contracts                --         13.890491           281,593           3,911,466

Capital Growth Bond Sub-Account:
   Ven 9 and Ven 10 Contracts                --         13.475788            30,799             415,039

Lifestyle Aggressive 1000 Sub-
   Account:
     Ven 9 and Ven 10 Contracts              --         13.669625           358,660           4,902,750

Lifestyle Growth 820 Sub-Account:
   Ven 9 and Ven 10 Contracts                --         14.033299         1,637,679          22,982,040

Lifestyle Balanced 640 Sub-Account:
   Ven 9 and Ven 10 Contracts                --         14.066417         1,463,270          20,582,973

Lifestyle Moderate 460 Sub-Account:
   Ven 9 and Ven 10 Contracts                --         14.016704           464,646           6,512,803

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


6.   UNIT VALUES (CONTINUED)

                                          1996                               1997
                                        ----------      -----------------------------------------------
                                          UNIT            UNIT
                                          VALUE           VALUE              UNITS           DOLLARS
                                        ----------      -----------------------------------------------

Lifestyle Conservative 280 Sub-
   Account:
     Ven 9 and Ven 10 Contracts               --        13.825120           131,137        $  1,812,986
                                                                                           ------------

Total Contract Owners' Equity                                                              $597,132,334
                                                                                           ============

7.   DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.   YEAR 2000 ISSUES (UNAUDITED)

Like other investment funds, financial and business organizations and individuals, the Account would be adversely affected if the computer systems used by the Company and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company is completing an assessment of the year 2000 impact on its systems and business processes. Management believes that the Company will complete its Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

     The Manufacturers Life Insurance Company of New York Separate Account A
                 (formerly FNAL Variable Account of First North
                        American Life Assurance Company)

                    Notes to Financial Statements (continued)


8.   YEAR 2000 ISSUES (UNAUDITED) (CONTINUED)

The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates, which were derived utilizing numerous assumptions of future events. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                     PART C


                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement)

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement)


         (b)      Exhibits


                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account was previously filed as Exhibit (b)(1)(a) to post effective amendment no. 7 to the Registrant's registration statement on Form
                                    N-4 filed March 25, 1998.

                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account was previously filed as Exhibit (b)(1)(b) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                           (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E was previously filed as Exhibit
                                    (b)(1)(c) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.


                  (2) Agreements for custody of securities and similar investments - Not Applicable.


                  (3)      (a)      Underwriting Agreement between The
                                    Manufacturers Life Insurance Company of New
                                    York (Depositor) and Manufacturers
                                    Securities Services, LLC (Underwriter) was previously filed as Exhibit (b)(3)(a) to post effective amendment no. 7 to the Registrant's registration statement on Form
                                    N-4 filed March 25, 1998.

                           (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent was previously filed as Exhibit (b)(3)(b) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                  (4) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating was previously filed as Exhibit (b)(4) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                  (4)      (a)      Specimen Death Benefit Endorsement was
                                    previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to the Registrant's registration statement on Form
                                    N-4 dated April 30, 1996.

                  (4)      (b)      Specimen Death Benefit Endorsement was
                                    previously filed as Exhibit (b)(3)(iii) to post effective amendment no. 6 to the Registrant's registration statement on Form
                                    N-4 dated February 28, 1997


                  (5) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating was previously filed as Exhibit (b)(5) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                  (6)      (a)(i)   Declaration of Intention and Charter of
                                    First North American Life Assurance Company was previously filed as Exhibit (b)(6)(a)(i) to post effective amendment no. 7 to the Registrant's registration statement on Form
                                    N-4 filed March 25, 1998.

                           (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company was previously filed as Exhibit (b)(6)(a)(ii) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                           (a)(iii) Certificate of amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York was previously filed as Exhibit
                                    (b)(6)(a)(iii) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                           (b) By-laws of The Manufacturers Life Insurance Company of New York were previously filed as Exhibit (b)(6)(b) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.


                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement:


                           (a) Administrative Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York was previously filed as Exhibit
                                    (b)(8)(a) to post effective amendment no. 7 to the Registrant's registration statement on Form N-4 filed March 25, 1998.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company is incorporated by reference to exhibit 1(A)(8)(c) to pre-effective
                                    amendment no. 1 to The Manufacturers Life
                                    Insurance Company of New York Separate
                                    Account B Registration Statement on Form
                                    S-6, filed March 16, 1998.

                           (c) License and Service Agreement between North American Security Life Insurance Company, First North American Life Assurance Company, and Mentap Systems, Inc. - Previously filed as Exhibit (b)(8)(v) to FNAL Variable Account Registration Statement on Form N-4 filed on April 28, 1995.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered was. previously filed as exhibit (b)(9) to Form N-4 filed on September 2, 1992.


                  (10)     (a)      Written consent of Ernst & Young LLP,
                                    independent auditors is filed herewith.

                           (b) Written consent of Coopers & Lybrand L.L.P, independent accountants is filed herewith.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 was previously filed as Exhibit
                           (13) to post effective amendment no. 5 to the Registrant's registration statement on Form N-4 dated April 30, 1996.


                  (14) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors was previously filed as exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.


                  (21)     Financial Data Schedule - Not Applicable.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

NAME AND PRINCIPAL BUSINESS             POSITION WITH THE MANUFACTURERS
ADDRESS                                 LIFE INSURANCE COMPANY OF
                                        NEW YORK


John Richardson                         Director and Chairman
200 Bloor Street East
North Tower 11
Toronto, Ontario
Canada M4W-1E5


Bruce R. Gordon                         Director
200 Bloor Street East
North Tower 10
Toronto, Ontario
Canada M4W-1E5


A. Scott Logan                          President & Director
1455 East Putnam Avenue
Old Greenwich, CT 06870

David W. Libbey                         Treasurer
73 Tremont Street
Boston, MA 02108-3915


Theodore Kilkuskie                      Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                     Director
73 Tremont Street
Boston, MA 02108

Robert C. Perez                         Director
715 North Avenue
New Rochelle, NY 01801

James K. Robinson                       Director
7 Summit Drive
Rochester, New York 14620-3127

Neil M. Merkl Esq.                      Director
35-35 161st Street
Flushing, New York 11358

Bruce Avedon                            Director
6601 Hitching Post Lane
Cincinnati, OH 45230


Ruth Ann Fleming                        Director
205 Highland Avenue
Short Hills, NJ 07078


Tracy Anne Kane                         Secretary; Counsel
73 Tremont Street
Boston, MA 02108

Stephanie Elliman                       Vice President & Chief Administrative
Corporate Center at Rye                 Officer
555 Theodore Fremd Avenue
Rye, New York 10580

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.
THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)

1.       Cantay Holdings Inc. - Ontario (100%)
2.       484551 Ontario Limited - Ontario (100%)
         a.       911164 Ontario Inc. - Ontario (100%)
3.       Churchill Lifestyles Corp. (100%)
4.       495603 Ontario Limited - Ontario (100%)
5.       1198183 Ontario Limited - Ontario (100%)
6.       1198184 Ontario Limited - Ontario (100%)
7.       1235434 Ontario Limited - Ontario (100%)
8.       576986 Ontario Inc. - Ontario (100%)
9.       Balmoral Developments Inc. - Ontario (100%)
10.      Manulife Bank of Canada - Canada (100%)
11.      Manulife Securities International Ltd. - Canada (100%)
12.      Family Realty First Corp. - Ontario (100%)
13.      NAL Resources Limited - Alberta (100%)
14.      Manulife International Capital Corporation Limited - Ontario (100%)
         a.       Regional Power Inc. - Ontario (100%)
                  i.       La Regionale Power (Port Cartier) Inc. - Ontario
                           (100%)
                  ii.      La Regionale Power Angliers Inc. - Ontario (100%)
                  iii.     Addalam Power Corporation - Philippines (100%)
15.      Peel-de Maisonneuve Investments Ltd. - Canada (100%)
         a.       2932121 Canada Inc. - Canada (100%)
16.      FNA Financial Inc. - Canada (100%)
         a.       NAL Trustco Inc. - Ontario (100%)
         b.       First North American Insurance Company - Canada (100%)
         c.       Elliott & Page Limited - Ontario (100%)
         d.       Seamark Asset Management Ltd. - Canada (67.86%)
         e.       NAL Resources Management Limited - Canada (100%)
                  i.       NAL Energy Inc. - Alberta (100%)
17.      ManuCab Ltd. - Canada (100%)
         a.       Plazcab Service Limited - Newfoundland (100%)
18.      Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.      The North American Group Inc. - Ontario (100%)
20.      994744 Ontario Inc. - Ontario (100%)
21.      1268337 Ontario Inc. - Ontario (100%)
22.      3426505 Canada Inc. - Canada (100%)
23.      The Manufacturers Investment Corporation - Michigan (100%)
         a.       Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
                  i. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                           (1)      Dover Leasing Investments, LLC - Delaware
                                    (99%)
                           (2) The Manufacturers Life Insurance Company of America - Michigan (100%)
                                    (a)     Manulife Holding Corporation -
                                            Delaware (100%)
                                            (i)      Manufacturers Adviser
                                                     Corporation - Colorado
                                                     (100%)

                                            (ii)     Succession Planning
                                                     International, Inc. -
                                                     Wisconsin (100%)

                                            (iii)    ManEquity, Inc. - Colorado
                                                     (100%)
                                            (iv)     Manulife Property
                                                     Management  of  Washington,
                                                     D.C.  Inc. - Washington,
                                                     D.C. (100%)
                                            (v)      ManuLife Service
                                                     Corporation - Colorado
                                                     (100%)
                                            (vi)     Manulife Leasing Company,
                                                     LLC - Delaware (80%)
                           (3) Capitol Bankers Life Insurance Company - Michigan (100%)
                           (4)      Ennal, Inc. - Ohio (100%)
                           (5) Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                                    (a)     Wood Logan Associates, Inc. -
                                            Connecticut (100%)
                                            (i)      Wood Logan Distributors,
                                                     Inc. - Connecticut (100%)
                                    (b)     The Manufacturers Life Insurance
                                            Company of North America - Delaware
                                           (100%)

                                            (i)      Manufacturers Securities
                                                     Services, LLC - Delaware
                                                     (100%)

                                            (ii)     The Manufacturers Life
                                                     Insurance Company of
                                                     New York - New York (100%)
                  ii.      Manulife Reinsurance Limited - Bermuda (100%)
                           (1)      MRL Holding, LLC - Delaware (99%)
                                    (a)     Manulife-Wood Logan Holding Co. Inc.
                                            - Delaware (22.5%)
                  iii.     MRL Holding, LLC - Delaware (1%)
24.      Manulife International Investment Management Limited - U.K. (100%)
         a.       Manulife International Fund Management Limited - U.K. (100%)
25.      WT(SW) Properties Ltd. - U.K. (100%)
26.      Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27.      Manulife International Holdings Limited - Bermuda (100%)
         a.       Manulife (International) Limited - Bermuda (100%)
                  i.       Zhong Hong Life Insurance Co., Ltd. - China (51%)
                  ii. The Manufacturers (Pacific Asia) Insurance Company Limited - H.K. (100%)
                  iii.     Newtime Consultants Limited - H.K. (100%)
28.      Manulife (International) Reinsurance Limited - Bermuda (100%)
         a.       Manulife (International) P & C Limited - Bermuda (100%)
         b.       Manufacturers P & C Limited - Barbados (100%)
         c.       Manufacturers Life Reinsurance Limited - Barbados (100%)

29.      Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.      Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31.      Manulife (Thailand) Ltd. - Thailand (100%)
32.      Young Poong Manulife Insurance Company - Korea (100%)
33.      Manulife Data Services Inc. - Barbados (100%)
         a.       Manulife Funds Direct (Barbados) Limited - Barbados (100%)
                  i.       Manulife Funds Direct (Hong Kong) Limited - H.K.
                           (100%)
34.      OUB Manulife Pte. Ltd. - Singapore (100%)
35.      Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.      ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.      P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
         a.       P.T. AMP Panin Life - Indonesia (100%)

Item 27.  NUMBER OF CONTRACT OWNERS.


As of March 31, 1998, there were 5,220 qualified and 8,173 non-qualified contracts of the series offered hereby outstanding.

Item 28.  INDEMNIFICATION.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

SECTION VII.1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS.

a.       Name of Investment Company                  Capacity in which Acting
         --------------------------                  ------------------------

         Manufacturers Investment Trust              Investment Adviser

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance            Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance            Principal Underwriter

         Company of New York Separate
         Account A

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

Name and Principal                     Position with The Manufacturers Life Insurance
Business Address                       Company of North America
----------------                       ----------------------------------------------

John D. Richardson                     Director and Chairman of the Board of
200 Bloor Street East                  Directors
North Tower, 11th Floor
Toronto, Ontario
Canada M4W-1E5

Peter S. Hutchison                     Director
200 Bloor Street East
North Tower, 7th Floor
Toronto, Ontario
Canada M4W-1E5

John D. DesPrez III                    President & Director
73 Tremont Street
Boston, MA 02108

James Boyle                            Vice President, Administration and Chief
116 Huntington Avenue                  Administrative Officer
Boston, MA 02116

John G. Vrysen                         Vice President & Chief Actuary
73 Tremont Street
Boston, MA 02108

Hugh McHaffie                          Vice President, U.S. Annuities and Product
73 Tremont Street                      Development
Boston, MA 02108

Richard C. Hirtle                      Vice President, Strategic Development and Accumulation Life
116 Huntington Avenue                  Products
Boston, MA 02116

James D. Gallagher                     Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA 02108

Janet Sweeney                          Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

Robert Boyda                           Vice President, Investment Management Services

73 Tremont Street
Boston, MA 01208

Name and Principal                     Position with The Manufacturers Life
Business Address                       Insurance Company of North America
----------------                       ----------------------------------

David W. Libbey                        Vice President, Treasurer & Chief
73 Tremont Street                      Financial Officer
Boston, MA 02108

c.      None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

All books and records are maintained at Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

Item 31.  MANAGEMENT SERVICES.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. UNDERTAKINGS.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, The Manufacturers Life Insurance Company of New York Separate Account A, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 28th day of April, 1998.


                                    THE MANUFACTURERS LIFE INSURANCE
                                    --------------------------------
                                    COMPANY OF NEW YORK SEPARATE ACCOUNT A
                                    --------------------------------------
                                             (Registrant)


                                    By: THE MANUFACTURERS LIFE INSURANCE
                                        --------------------------------
                                        COMPANY OF NEW YORK
                                        -------------------
                                             (Depositor)


                                    By: /s/ A. Scott Logan
                                        --------------------------------
                                        A. Scott Logan
                                        President


Attest:

/s/ Tracy Anne Kane
------------------------------
Tracy Anne Kane
Secretary

        As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.


SIGNATURE                             TITLE                         DATE


*                                     Director                      4/28/98
----------------------------          (Chairman)
John Richardson


/s/ A. Scott Logan                    Director; President           4/28/98
----------------------------          (Chief Executive Officer)
A. Scott Logan


/s/ John D. DesPrez III               Director                      4/28/98
----------------------------
John D. DesPrez III


                                      Director                      4/28/98
----------------------------
Theodore Kilkuski


*                                     Director                      4/28/98
----------------------------
Robert C. Perez


*                                     Director                      4/28/98
----------------------------
H. Bruce Gordon


*                                     Director                      4/28/98
----------------------------
James K. Robinson


*                                     Director                      4/28/98
----------------------------
Neil M. Merkl


*                                     Director                      4/28/98
----------------------------
Bruce Avedon

*                                     Director                      4/28/98
----------------------------
Ruth Ann Fleming

        *By: /s/ Tracy Anne Kane                             April 28, 1998
             -------------------------                       Date
               Tracy Anne Kane
               Attorney-in-Fact
               Pursuant to Powers
               of Attorney

                                  EXHIBIT INDEX

Exhibit No.               Description
-----------               -----------


(b)(10)(a)                Ernst & Young LLP Consent

(b)(10)(b)                Coopers & Lybrand, L.L.P. Consent